PART A

MEMBERS MUTUAL FUNDS
SMALL CAP GROWTH FUND

550 Science Drive
Madison, Wisconsin 53711

November 2, 2009

Dear Shareholder:

     We wish to provide you with some important information concerning your investment. The Board of Trustees of MEMBERS Mutual Funds (the “Trust”), after careful consideration, has approved the reorganization (the "Reorganization") of the MEMBERS Small Cap Growth Fund (the “Small Cap Growth Fund”), a series of the Trust, into the MEMBERS Small Cap Value Fund (the “Small Cap Value Fund” and, together with the Small Cap Growth Fund, the “Funds”), also a series of the Trust. These two Funds have identical investment objectives and fundamental and non-fundamental investment policies. Moreover, the Funds pursue substantially similar investment strategies.

     The Small Cap Growth Fund is no longer open to additional investments. As a result of the Reorganization, shareholders of the Small Cap Growth Fund will become shareholders of the Small Cap Value Fund which, upon effectiveness of the merger, will change its name to the “Small Cap Fund”.

     In approving the Reorganization, the Board of Trustees has considered, among other things, the similarities between the Funds’ investment objectives and strategies, the fact that the Funds’ expense ratios and investment management fees are the same, the costs of the Reorganization, which will be borne by Madison Asset Management, LLC, the investment adviser to both Funds and/or its affiliates, the continuity of MEMBERS shareholder servicing for Small Cap Growth Fund shareholders who will become Small Cap Value Fund shareholders, the ability of shareholders in the Small Cap Growth Fund to carry their holding periods over to the shares of the Small Cap Value Fund received in the Reorganization for purposes of contingent deferred sales charges, and the anticipated tax-free nature of the Reorganization.

     At the close of business on or about November 30, 2009, the Small Cap Growth Fund will transfer its assets into the Small Cap Value Fund. On that date, you will receive shares of Class A, Class B or Class Y shares of the Small Cap Value Fund equal in aggregate net asset value to the aggregate net asset value of your Class A, Class B or Class Y shares, respectively. The enclosed Combined Prospectus/Information Statement describes the Reorganization in greater detail and contains important information about the Small Cap Value Fund.

     NO ACTION ON YOUR PART IS REQUIRED TO EFFECT THE REORGANIZATION. You will automatically receive shares of the Small Cap Value Fund in exchange for your shares of the Small Cap Growth Fund as of the closing date. If you have any questions, please contact us at 1-800-877-6089.

Sincerely,

/s/ Katherine L. Frank

President

COMBINED PROSPECTUS/INFORMATION STATEMENT

RELATING TO THE ACQUISITION OF ASSETS OF THE

MEMBERS SMALL CAP GROWTH FUND,

a series of MEMBERS Mutual Funds

BY AND IN EXCHANGE FOR

CLASS A, B AND Y SHARES OF MEMBERS SMALL CAP VALUE FUND,

a series of MEMBERS Mutual Funds

Managed by:
Madison Asset Management, LLC
550 Science Drive
Madison, Wisconsin 53711

1-800-877-6089

November 2, 2009

     This Combined Prospectus/Information Statement is being furnished to shareholders of the Small Cap Growth Fund (the “Small Cap Growth Fund”), a series of MEMBERS Mutual Funds (the “Trust”), in connection with an Agreement and Plan of Reorganization (the “Plan”) that has been approved by the Board of Trustees of the Trust. Under the Plan, shareholders of Class A, Class B and Class Y shares of the Small Cap Growth Fund will receive Class A, Class B and Class Y shares of the Small Cap Value Fund (“Small Cap Value Fund”), also a series of the Trust, equivalent in aggregate net asset value to the aggregate net asset value of their shares, in their respective classes, of the Small Cap Growth Fund, as of the closing date of the reorganization (the “Reorganization”). Upon completion of the Reorganization, the Small Cap Growth Fund will be terminated as a series of the Trust and the Small Cap Value Fund will change its name to the “Small Cap Fund”. The Reorganization is expected to be effective on or about November 30, 2009.

     The Board of Trustees of the Trust believes that the Reorganization is in the best interests of the Small Cap Growth Fund and the Small Cap Value Fund (together, the “Funds”), and that the interests of the Funds’ shareholders will not be diluted as a result of the Reorganization.

     For federal income tax purposes, the Reorganization is to be structured as a tax-free transaction for the Funds and their shareholders. Shareholders of the Small Cap Growth Fund are not being asked to vote on or approve the Plan.

     The investment objectives of the Funds are identical: to seek long-term capital appreciation. In addition, the Funds have identical fundamental investment policies (i.e., those that cannot be changed without shareholder approval) and non-fundamental investment policies (i.e., those that do not require shareholder approval to change).

     This Combined Prospectus/Information Statement sets forth concisely the information about the Small Cap Value Fund that shareholders of the Small Cap Growth Fund should know before investing and should be read and retained by investors for future reference. Copies of the Trust’s current prospectus and statement of additional information (each as supplemented to date), which include information regarding both Funds, and the Trust’s most recent annual and semi-annual reports, have been filed with the Securities and Exchange Commission (the "SEC"), have been previously mailed to shareholders and are incorporated by reference herein.

     A Statement of Additional Information dated November 2, 2009, relating to this Combined Prospectus/Information Statement, has been filed with the SEC and is incorporated by reference herein.

Copies of these documents are available without charge and can be obtained by writing to the Trust at P.O. Box 8390, Boston, MA 02266-8390, or by calling, toll free, 1-800-877-6089. In addition, these documents may be obtained from the EDGAR database on the SEC's Internet site at www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, 100 F Street, NE, Washington, DC 20549-1520. You may also obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

     This Combined Prospectus/Information Statement is expected to be sent to shareholders on or about November 2, 2009. SHAREHOLDER APPROVAL IS NOT REQUIRED TO EFFECT THE REORGANIZATION. WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE NOT REQUESTED TO SEND US A PROXY.

     The SEC has not approved or disapproved these securities or passed upon the adequacy of this Combined Prospectus/Information Statement. Any representation to the contrary is a criminal offense.

2

TABLE OF CONTENTS

A.     Overview                                                                                 1
B.     Comparison Fee Table and Examples                                   1
C.     Comparison of Performance                                                  3

D. Summary of Investment Objectives, Strategies and Risks     4
E. Key Information About the Reorganization                             8

1.     Summary of the Reorganization                                         8
2.     Description of the Shares to be Issued                              8

3. Reasons for the Reorganization                                             9

4. Federal Income Tax Consequences                                       9

5.     Comparison of Shareholder Rights                                  10

6. Comparison of Valuation Procedures                                  10
7. Capitalization                                                                        11
8. Investment Adviser                                                              12
9. Distribution                                                                           12
10. Purchase and Redemption Procedures                              12
11. Control Persons and Principal Holders of Securities        14
12. Service Providers                                                                15
13. Financial Highlights                                                             15

APPENDIX A                                                                                   16

i

A.     Overview

     At a meeting held on September 29, 2009, the Board of Trustees of MEMBERS Mutual Funds (the “Trust”), including all of the trustees who are not "interested persons" of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved an Agreement and Plan of Reorganization dated as of September 29, 2009 (the “Plan of Reorganization”), a copy of which is attached to this Combined Prospectus/Information Statement as Appendix A. Under the Plan of Reorganization, the MEMBERS Small Cap Growth Fund (the “Small Cap Growth Fund”) will transfer substantially all of its assets and liabilities to the MEMBERS Small Cap Value Fund (the “Small Cap Value Fund”) in exchange for that number of Class A, Class B and Class Y shares of the Small Cap Value Fund equivalent in aggregate net asset value to the aggregate net asset value of the Class A, Class B and Class Y shares of the Small Cap Growth Fund outstanding immediately prior to the Closing Date (as defined below). This will be followed by a distribution of those shares to Small Cap Growth Fund Class A, Class B and Class Y shareholders so that each Small Cap Growth Fund shareholder will receive shares of the Small Cap Value Fund equivalent to the value of Small Cap Growth Fund shares held by such shareholder as of the Valuation Time (as defined below). The Valuation Time is expected to occur as of the close of regular trading on the New York Stock Exchange on November 27, 2009 and the Closing Date is expected to occur on the following business day, which is November 30, 2009. The Small Cap Growth Fund will subsequently be liquidated and terminated as a series of the Trust and the Small Cap Value Fund will change its name to the “Small Cap Fund” (the transactions described in this paragraph are collectively referred to as the “Reorganization”).

     Madison Asset Management, LLC (“MAM”), the investment adviser to both Funds, and/or an affiliate thereof, will be responsible for the costs of the Reorganization.

B.     Comparison Fee Table and Examples

     Fee Table. The following table shows the comparative fees and expenses of the Funds as of July 31, 2009. The table also reflects the pro forma fees for the Small Cap Value Fund after giving effect to the Reorganization, also as of July 31, 2009.

Shareholder Transaction Expenses (paid directly from your investment)

Maximum sales charge on purchases (as a percentage of offering price):1

Share Class	Small Cap Growth	Small Cap Value	Small Cap Value Pro Forma Combined
A	5.75%	5.75%	5.75%
B	none	none	none
Y	none	none	none

Maximum contingent deferred sales charge (as a percentage of amount redeemed):

Share Class	Small Cap Growth	Small Cap Value	Small Cap Value Pro Forma Combined
A	none[2]	none[2]	none[2]
B	4.50%[1,3]	4.50%[1,3]	4.50%[1,3]
Y	N/A	N/A	N/A

Redemption or Exchange Fee within 30 calendar days of purchase (as a percentage of amount redeemed):4

Share Class	Small Cap Growth	Small Cap Value	Small Cap Value Pro Forma Combined
A	2.0%	2.0%	2.0%
B	2.0%	2.0%	2.0%
Y	none	none	none

____________________________________________________________________________________________________________________________

1     The sales charge you pay may be higher or lower than what is disclosed due to standard industry practice to round the public offering price to two decimal places when calculating the number of shares purchased, and to round the number of shares purchased to three decimal places.

2     Class A share purchases of $1,000,000 or more are not subject to a front-end load but may be subject to a contingent deferred sales charge (“CDSC”) of up to 1%.

3     The CDSC is reduced after 12 months and eliminated after six years following the purchase.

4     A 2% redemption fee will be charged if you redeem shares, other than shares acquired through reinvestment of dividends and distributions, within 30 days of purchase.

Annual Fund Operating Expenses (deducted from fund assets and reflected in the fund price)

CLASS A

Fund	Management Fee[1], 5	12b-1 Fee[2]	Service Fee[3]	Other Expenses[4], 5	Annual Fund Operating Expenses
Small Cap Growth	1.00%	none	0.25%	0.25%	1.50%
Small Cap Value	1.00%	none	0.25%	0.25%	1.50%
Small Cap Value Pro Forma Combined	1.00%	none	0.25%	0.25%	1.50%

CLASS B

Fund	Management Fee[1], 5	12b-1 Fee[2]	Service Fee[3]	Other Expenses[4], 5	Annual Fund Operating Expenses
Small Cap Growth	1.00%	0.75%	0.25%	0.25%	2.25%
Small Cap Value	1.00%	0.75%	0.25%	0.25%	2.25%
Small Cap Value Pro Forma Combined	1.00%	0.75%	0.25%	0.25%	2.25%

CLASS Y

Fund	Management Fee[1], 5	12b-1 Fee[2]	Service Fee[3]	Other Expenses[4], 5	Annual Fund Operating Expenses
Small Cap Growth	1.00%	none	none	0.25%	1.25%
Small Cap Value	1.00%	none	none	0.25%	1.25%
Small Cap Value Pro Forma Combined	1.00%	none	none	0.25%	1.25%

_____________________________________________________________

1     The management fee is the amount paid to Madison Asset Management, LLC (“MAM”) for managing each fund’s portfolio and assisting in other aspects of its operations. The management fee shown is reduced by 0.05% on fund assets exceeding $500 million and by another 0.05% on fund assets exceeding $1 billion.

2     Distribution or “12b-1” fees (Class B only) are the fees each fund pays its distributor, Mosaic Funds Distributor, LLC (“MFD”), to cover its distribution-related expenses (including commissions paid to dealers) or distribution-related expenses of dealers.

3     The service fee is paid to MFD for account service and maintenance. MFD may, in turn, use the fee to compensate other qualified broker-dealers for their costs of servicing shareholder accounts.

4     Under a separate services agreement with the Trust, MAM provides or arranges for each fund to have all other operational and other support services it needs. The fee is calculated as a percentage of the average daily net assets of each fund for these services.

5     MAM has contractually agreed to cap each fund’s management fee and other expenses until at least June 30, 2011 so as to maintain fund expense levels at no more than the amount of such fees and expenses (as a percentage of assets) incurred by each fund for its fiscal year ended October 31, 2008.

Examples

Examples shown below are intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds. The examples show what expenses you would pay if you invested $10,000 in each fund for the time periods indicated. The examples assume you reinvested all dividends and distributions, that the average annual return for each fund was 5%, and that the funds’ operating expenses remain the same.

Although your actual costs may be higher or lower, assuming annual fund operating expenses as set forth above, and that you redeemed your entire investment at the end of each period, your total expenses would be:

CLASS A
Fund	Year 1	Year 3	Year 5	Year 10
Small Cap Growth	$719	$1,022	$1,346	$2,263
Small Cap Value	$719	$1,022	$1,346	$2,263
Small Cap Value Pro Forma Combined	$719	$1,022	$1,346	$2,263

CLASS B
Fund	Year 1	Year 3	Year 5	Year 10
Small Cap Growth	$678	$1,053	$1,405	$2,400
Small Cap Value	$678	$1,053	$1,405	$2,400
Small Cap Value Pro Forma Combined	$678	$1,053	$1,405	$2,400

CLASS Y
Fund	Year 1	Year 3	Year 5	Year 10
Small Cap Growth	$127	$397	$686	$1,511
Small Cap Value	$127	$397	$686	$1,511
Small Cap Value Pro Forma Combined	$127	$397	$686	$1,511

Although your actual costs may be higher or lower, assuming annual fund operating expenses as set forth above, and that you did not redeem your entire investment at the end of each period, your total expenses would be:

CLASS A
Fund	Year 1	Year 3	Year 5	Year 10
Small Cap Growth	$719	$1,022	$1,346	$2,263
Small Cap Value	$719	$1,022	$1,346	$2,263
Small Cap Value Pro Forma Combined	$719	$1,022	$1,346	$2,263

CLASS B
Fund	Year 1	Year 3	Year 5	Year 10
Small Cap Growth	$228	$703	$1,205	$2,400
Small Cap Value	$228	$703	$1,205	$2,400
Small Cap Value Pro Forma Combined	$228	$703	$1,205	$2,400
CLASS Y
Fund	Year 1	Year 3	Year 5	Year 10
Small Cap Growth	$127	$397	$686	$1,511
Small Cap Value	$127	$397	$686	$1,511
Small Cap Value Pro Forma Combined	$127	$397	$686	$1,511

These examples are for comparison purposes only and are not a representation of the funds’ actual expenses and returns, either past or future. Actual expenses may be greater or less than those shown above.

C.     Comparison of Performance

     Small Cap Growth Fund. Annual returns of the Class A shares of the Small Cap Growth Fund as of December 31 were as follows for each year shown:

2007:	6.08%
2008:	-45.86%

Best Calendar Quarter:	2Q 2007	8.10%
Worst Calendar Quarter:	4Q 2008	-30.19%

     The table below shows the average annual return before and after taxes for each share class of the Small Cap Growth Fund as of December 31, 2008. After-tax returns are shown for only Class A shares. After-tax returns for Class B and Class Y shares will vary. The returns for Class A shares include the effect of the maximum sales charge and the returns for Class B shares include any contingent deferred sales charge that would apply to redemption at the end of the period. Class Y shares are sold without the imposition of a sales charge.

	1 Year	Since Inception 12/27/2006	Since Inception 1/9/2007
Class A Shares
Return Before Taxes	-48.96%	-26.63%	N/A
Return After Taxes on Distributions	-48.96%	-26.78%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	-31.82%	-22.09%	N/A

Class B Shares
Return Before Taxes	-48.73%	-26.35%	N/A

Class Y Shares
Return Before Taxes	-45.82%	N/A	-24.08%

     As of July 31, 2009, the year to date return was as follows:

YTD
Class A Shares	1.51%
Class B Shares	2.73%
Class Y Shares	7.80%

     Small Cap Value Fund. Annual returns of the Class A shares of the Small Cap Value Fund as of December 31 were as follows for each year shown:

2007:	-2.96%
2008:	-26.89%

Best Calendar Quarter:	1Q 2007	5.04%
Worst Calendar Quarter:	4Q 2008	-23.99%

     The table below shows the average annual return before and after taxes for each share class of the Small Cap Value Fund as of December 31, 2008. After-tax returns are shown for only Class A shares. After-tax returns for Class B and Class Y shares will vary. The returns for Class A shares include the effect of the maximum sales charge and the returns for Class B shares include any contingent deferred sales charge that would apply to redemption at the end of the period. Class Y shares are sold without the imposition of a sales charge.

	1 Year	Since Inception 12/27/2006	Since Inception 1/9/2007
Class A Shares
Return Before Taxes	-31.07%	-18.40%	N/A
Return After Taxes on Distributions	-31.12%	-18.76%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	-20.20%	-15.54%	N/A

Class B Shares
Return Before Taxes	-30.33%	-17.83%	N/A

Class Y Shares
Return Before Taxes	-26.69%	N/A	-15.23%

     As of July 31, 2009, the year to date return was as follows:

YTD
Class A Shares	6.31%
Class B Shares	8.05%
Class Y Shares	13.01%

     Please remember that past performance (both before and after taxes) is no guarantee of the results the Small Cap Value Fund may achieve in the future. Future returns may be higher or lower than the returns the Fund achieved in the past.

D. Summary of Investment Objectives, Strategies and Risks

     Investment Objectives. The Small Cap Growth Fund has the same investment objective as that of the Small Cap Value Fund: to seek long-term capital appreciation.

     Principal Investment Strategies. The Small Cap Growth Fund and the Small Cap Value Fund each seeks to achieve its investment objective by using the principal investment strategies discussed below. The combined fund will follow the principal investment strategies of the Small Cap Value Fund.

     The Small Cap Growth Fund invests primarily in a diversified mix of common stocks of small cap U.S. companies that are believed to have high earnings growth rates, while the Small Cap Value Fund invests primarily in a diversified mix of common stocks of small cap U.S. companies that are believed to be undervalued by various measures and offer sound prospects for capital appreciation. For this purpose, “small cap companies” are those with market capitalizations that are within the range of capitalizations of companies represented in either the S&P SmallCap 600 Index or the Russell 2000(R) Index.

     The subadviser to the Small Cap Growth Fund employs a growth-oriented investment approach in selecting stocks, using proprietary quantitative research to identify companies that the subadviser believes offer superior performance attributes.  The subadviser’s investment process is rooted in its belief that SEC-mandated 13-F filings of other active managers contain valuable information about small cap growth securities, sectors and growth factors.  The subadviser analyzes portfolios of small cap growth managers from SEC filings, mutual fund databases and other data sources, storing this data in its proprietary long-term database.  The subadviser then uses quantitative and qualitative screens to identify managers whom they believe will produce consistent and reliable outperformance in the future.  Once a small group of superior managers is identified, their portfolios are combined to produce a “buy” universe of securities which is then optimized to construct a liquid and well diversified portfolio.

     In pursuing its investment objective, the Small Cap Growth Fund may invest in warrants, preferred stocks and debt securities, including non-investment grade convertible debt securities, and may invest in exchange traded funds (“ETFs”) that are registered investment companies. The Small Cap Growth Fund has an active trading strategy which will lead to more portfolio turnover than a more passively-managed fund. Although not a current investment strategy, the Small Cap Growth Fund is permitted to invest up to 20% of its total assets in foreign securities.

     With regard to the Small Cap Value Fund, the subadviser employs a value-oriented investment approach in selecting stocks, using proprietary fundamental research to identify securities of issuers the subadviser believes have attractive valuations. The subadviser focuses on companies with a record of above average rates of profitability that sell at a discount relative to the overall small cap market. Through fundamental research, the subadviser seeks to identify those companies which possess one or more of the following characteristics: sustainable competitive advantages within a market niche; strong profitability and free cash flows; strong market share positions and trends; quality of and share ownership by management; and financial structures that are more conservative than the relevant industry average. The Small Cap Value Fund may invest up to 20% of its assets in foreign securities, and may also invest in ETFs that are registered investment companies.

     Although each Fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, both Funds may invest up to 100% in money market instruments. To the extent a Fund engages in this temporary defensive position, the Fund’s ability to achieve its investment objective may be diminished.

     The following table shows that each Fund has the same investment limitations with respect to certain higher risk securities and practices as a percentage of portfolio assets. A number in the column indicates the maximum percentage of total assets that the Fund is permitted to invest in that practice or type of security. Numbers in this table show allowable usage only; for actual usage, consult the Funds’ annual and semi-annual reports.

	Small Cap Growth	Small Cap Value
Borrowing	30	30
Repurchase Agreements	*	*
Securities Lending	33⅓	33⅓
Short-Term Trading	*	*
When-Issued Securities; Forward Commitments	*	*
Shares of Other Investment Companies[1]	10	10
Non-Investment Grade Securities	30	30
Foreign Securities	20	20
Emerging Market Securities	15	15
Illiquid Securities[2]	15	15
Restricted Securities	15	15
Mortgage-Backed Securities	X	X
Swaps	15	15
Options on Securities, Indices or Currencies	25**	25**
Futures Contracts[3]	25**	25**
Options on Futures Contracts[3]	25**	25**
Forward Foreign Currency Exchange Contracts	10**	10**

__________________________________
1 Includes ETFs.

2 Numbers in this row refer to net, rather than total, assets.

3 Financial futures contracts and related options only, including futures, contracts and options on futures contracts and on currencies.

Legend

*     One asterisk means that there is no policy limitation on the fund’s usage of that practice or type of security, and that the fund may be currently using that practice or investing in that type of security.

**     Two asterisks mean that the fund is permitted to use that practice or invest in that type of security, but is not expected to do so on a regular basis.

X     An “X” mark means that the fund is not permitted to use that practice or invest in that type of security.

     Principal Investment Risks. Because of their similar investment objectives and strategies, the Small Cap Growth Fund and the Small Cap Value Fund have substantially similar risks. A discussion of the principal risks of investing in the Funds is set forth below. This discussion is qualified in its entirety by the more extensive discussion of risk factors set forth in the prospectus and statement of additional information of the Funds, which are incorporated by reference. The combined fund will have the same risks as the Small Cap Value Fund.

     Because both Funds invest in equity securities, both Funds are subject to market risk, the risk that the value of an investment will fluctuate in response to stock market movements. In addition, loss of money is a significant risk of investing in these Funds.

     Due to the Funds’ focus on small cap companies, the Funds may experience significant volatility over time. Small companies tend to have narrower product lines, fewer financial resources and a more limited trading market for their securities, as compared to larger companies. The securities of smaller companies also experience greater price volatility than securities of larger capitalization companies. During certain periods, the liquidity of the securities of small cap companies may shrink or disappear suddenly and without warning as a result of adverse economic or market conditions, or adverse investor perceptions. This liquidity risk could translate into losses for a Fund if it has to sell illiquid securities at a disadvantageous time.
     The Small Cap Growth Fund emphasizes investments in stocks that are considered “growth” stocks. Growth stocks can perform differently from the market as a whole and other types of stocks and tend to be more expensive relative to their earnings or assets compared with other types of stocks. As a result, growth stocks tend to be more sensitive to changes in their earnings and can be more volatile than other types of stocks. Some growth-oriented companies may not have established financial histories and often have limited product lines, markets or financial resources and may depend on a few key personnel for management. Such companies may be susceptible to losses and risks of bankruptcy.

     The Small Cap Growth Fund also engages in active and frequent trading of portfolio securities to achieve its investment objective, which increases the Fund’s costs and can lower the actual return of the fund. Active trading may also increase short-term gains and losses, which may affect taxes that must be paid.

     The Small Cap Value emphasizes investments in stocks that are considered “value” stocks. A “value” approach to investing includes the risks that an issuer’s perceived intrinsic value may never be realized by the market, and that a stock that is believed to be undervalued actually is appropriately priced or overpriced due to unanticipated problems associated with the issuer or industry.

     The Small Cap Value Fund also may invest in foreign securities. Investing in foreign securities involves certain special considerations and additional risks which are not typically associated with investing in securities of domestic issuers or U.S. dollar denominated securities. These risks may make the fund more volatile than a comparable domestic stock fund. For example, foreign securities are typically subject to: fluctuations in currency exchange rates; higher trading and custody charges compared to securities of U.S. companies; and different accounting and reporting practices than U.S. companies. As a result, it is often more difficult to evaluate financial information from foreign issuers. Also, the laws of some foreign countries limit the information that is made available to investors and may be less stringent that those of the U.S. The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation and industry diversification. Such differences may cause the economies of these countries to be less stable than the U.S. economy and may make them more sensitive to economic fluctuations. The risks of international investing are higher in emerging markets such as those of Latin America, Africa, Asia and Eastern Europe.

     Although not a current investment strategy, the Small Cap Growth Fund is permitted to invest up to 20% of its total assets in foreign securities.

     Disclosure of Portfolio Holdings. A description of the Funds’ policies and procedures with respect to the disclosure of the portfolio securities is available in the statement of additional information for the Funds, which is incorporated by reference.

     Investment Restrictions and Limitations. The Funds have identical fundamental and non-fundamental investment restrictions. Set forth below is a summary of these restrictions. The combined fund will follow the investment restrictions of the Small Cap Value Fund. Fundamental investment restrictions may only be changed by shareholder vote, while non-fundamental investment restrictions may be changed by action of the Board of Trustees alone.

     The Funds have adopted the following fundamental investment restrictions – Except as noted below, neither Fund may:

(1)

with respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies or instrumentalities), if (i) such purchase would cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer or (ii) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund;

(2)

invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities);

(3)

borrow money, except that it may (i) borrow from any lender for temporary purposes in amounts not in excess of 5% of its total assets and (ii) borrow from banks in any amount for any purpose, provided that immediately after borrowing from a bank, the Fund’s aggregate borrowings from any source do not exceed 33 1/3% of the Fund’s total assets (including the amount borrowed). If, after borrowing from a bank, a Fund’s aggregate borrowings later exceed 33 1/3% of the Fund’s total assets, the Fund will, within three days after exceeding such limit (not including Sundays or holidays), reduce the amount of its borrowings to meet the limitation. A Fund may make additional investments while it has borrowings outstanding. A Fund may make other borrowings to the extent permitted by applicable law;

(4)

make loans, except through (i) the purchase of debt obligations in accordance with the Fund’s investment objective and policies, (ii) repurchase agreements with banks, brokers, dealers and other financial institutions, and (iii) loans of securities as permitted by applicable law;

(5)	underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be an underwriting;

(6)

purchase, hold or deal in real estate, although a fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by a Fund as a result of the ownership of securities;

(7)	invest in commodities or commodity contracts, except that the Fund may invest in currency, and financial instruments and contracts that are commodities or commodity contracts; or

(8)	issue senior securities to the extent such issuance would violate applicable law.

     In addition to the fundamental investment restrictions listed above, the investment objective of each Fund is a fundamental policy that cannot be changed without the approval of the Fund’s shareholders.

     The Funds’ have adopted the following non-fundamental investment restrictions – Neither Fund will:

(1)	sell securities short or maintain a short position except for short sales against the box; or

(2)	invest in foreign securities in excess of the following percentages of the value of its total assets:

     Small Cap Growth Fund     20%

     Small Cap Value Fund       20%

(3)	purchase any security which is not readily marketable if more than 15% of the net assets of the Fund taken at market value, would be invested in such securities.

     Except for the limitations on borrowing from banks, if the above percentage restrictions are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or amount of net assets is not considered a violation of any of the foregoing restrictions.

E. Key Information About the Reorganization

The following is a summary of key information concerning the proposed Reorganization. Please also refer to the Plan of Reorganization, which is attached to this Combined Prospectus/Information Statement as Appendix A and which includes more detailed information about the Reorganization. The following summary is qualified in its entirety by reference to Appendix A.

     1.     Summary of the Reorganization.   On September 29, 2009, the Board of Trustees of MEMBERS Mutual Funds, on behalf of the Small Cap Growth Fund and the Small Cap Value Fund, approved the Plan of Reorganization, which contemplates the transfer to the Small Cap Value Fund of substantially all of the assets and liabilities of the Small Cap Growth Fund solely in exchange for shares of beneficial interest of the Small Cap Value Fund. Following the transfer, Class A, Class B and Class Y shares of the Small Cap Value Fund will be distributed to Class A, Class B and Class Y shareholders of the Small Cap Growth Fund in liquidation of the Small Cap Growth Fund and the Small Cap Growth Fund will subsequently be terminated as a series of the Trust. In addition, the Small Cap Value Fund will then change its name to the “Small Cap Fund.”

Both Funds are small cap equity funds with identical investment objectives and substantially similar investment strategies. The Funds’ Board of Trustees and the Funds’ investment adviser recognize that greater economies of scale and efficiencies can be attained by combining the assets of the Funds and that since the investment objectives are identical, such a combination would not materially alter the nature of the Small Cap Growth Fund’s shareholders’ investment.

As a result of the Reorganization, each shareholder of the Small Cap Growth Fund will receive full and fractional Class A, Class B and Class Y shares of the Small Cap Value Fund equal in aggregate net asset value at the time of the Reorganization to the aggregate net asset value of such shareholder’s Class A, Class B and Class Y of the Small Cap Growth Fund. The Board of Trustees has determined that the interests of existing shareholders will not be diluted as a result of the transactions contemplated by the Reorganization. For the reasons set forth below under “Reasons for the Reorganization,” the Board of Trustees (including the independent trustees), on behalf of the Small Cap Growth Fund, concluded that the Reorganization would be in the best interest of the shareholders of the Small Cap Growth Fund.

     2.     Description of the Shares to be Issued.  Full and fractional shares of the Class A, Class B and Class Y of the Small Cap Value Fund, a series of MEMBERS Mutual Funds, will be issued to shareholders of the Small Cap Growth Fund, in accordance with the procedures under the Plan of Reorganization as described above. The Declaration of Trust of MEMBERS Mutual Funds (or the Trust) permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of each series within the Trust with no par value per share. Like the Small Cap Growth Fund, the Small Cap Value Fund is a series of the Trust which consists of three classes of shares: Class A, Class B and Class Y. There are no differences between the Class A, Class B and Class Y shares of the Small Cap Growth Fund, respectively, and the Class A, Class B and Class Y shares of the Small Cap Value Fund, respectively. Each share of beneficial interest of each series of shares has one vote and shares equally in dividends and distributions when and if declared by a series and in the series’ net assets upon liquidation. All shares, when issued, are fully paid and nonassessable. The shares do not entitle the holder thereof to preference, preemptive, appraisal, conversion or exchange rights, except as the Board of Trustees may determine with respect to any series of shares. Shares do not have cumulative voting rights and, as such, holders of at least 50% of the shares voting for Trustees can elect all Trustees and the remaining shareholders would not be able to elect any Trustees. The Board of Trustees may classify or reclassify any unissued shares of the Small Cap Value Fund into shares of any series by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preference, conversion or other rights, voting powers, restrictions, limitations as to dividends, or qualifications of such shares. Any such classification or reclassification will comply with the provisions of applicable securities laws. Shareholders of each series as created vote as a series to change, among other things, a fundamental policy of each such series and to approve the series’ investment management contracts and distribution plans pursuant to Rule 12b-1 of the 1940 Act. Like the Small Cap Growth Fund, the Small Cap Value Fund is not required to hold annual meetings of shareholders but will hold special meetings of shareholders when, in the judgment of the Board of Trustees, it is necessary or desirable to submit matters for a shareholder vote.

     3.      Reasons for the Reorganization.  The Board of Trustees of the Trust, after careful consideration, has approved the reorganization of the Small Cap Growth Fund, a series of the Trust, into the Small Cap Value Fund, also a series of the Trust. These two Funds pursue substantially similar investment strategies and possess identical investment policies.

     In approving the Reorganization, the Board of Trustees has considered, among other things, the similarities between the Funds’ investment objectives and strategies, the fact that the Funds’ expense ratios and investment management fees are the same, the costs of the Reorganization, which will be borne by Madison Asset Management, LLC, the investment adviser to both Funds and/or its affiliates, the continuity of MEMBERS shareholder servicing for Small Cap Growth Fund shareholders who will become Small Cap Value Fund shareholders, the ability of shareholders in the Small Cap Growth Fund to carry their holding periods over to the shares of the Small Cap Value Fund received in the Reorganization for purposes of contingent deferred sales charges, and the anticipated tax-free nature of the Reorganization. The Board also took into account the better performance of the Small Cap Value Fund as compared to the Small Cap Growth Fund over all time periods.

     The Board of Trustees also considered MAM’s view that there has been a convergence of growth and value investing to the point that it is difficult today to distinguish between the two. In the analysis of companies, valuation methods such as intrinsic value analysis, price-to-book ratios, price-to-earnings ratios, and asset values were used previously to search for “value.” But recently, many growth companies have sold at low valuations and have been purchased as “value” stocks. Whether growth or value, the investment goal is to find companies that will continue to grow and expand, regardless of whether they are characterized as growth or value (i.e., even value companies want to grow their businesses). In fact, one of the primary value characteristics is the orderliness of growth. Therefore, it is MAM’s view that the defining characteristics of growth companies and value companies have blurred in recent years, providing further justification of the proposed Reorganization.

     Furthermore, the Board considered MAM’s belief that optimizing its equity fund lineup, while still offering breadth and depth across asset classes, will make it easier for shareholders to differentiate between the funds offered through MAM and may increase the combined Fund’s prospects for increased sales and economies of scale. The Board also considered MAM’s view that the Reorganization represents the most effective use of investment resources and creates an environment with the best opportunity for successful long-term investing on behalf of shareholders.

     4.      Federal Income Tax Consequences.  Each Fund has qualified, in each taxable year since it was organized, and intends to qualify, as of the Closing Date, as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, each of the Funds has been, and expects to continue to be, relieved of all or substantially all federal income taxes. The exchange of substantially all of the assets of the Small Cap Growth Fund for shares of the Small Cap Value Fund and the assumption by the Small Cap Value Fund of the liabilities of the Small Cap Growth Fund, and the liquidation of the Small Cap Growth Fund, are intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a)(1)(C) of the Code. However any dividend paid by the Small Cap Growth Fund may result in taxable income to Small Cap Growth Fund shareholders. As a condition to the closing of the transaction, the Funds will each receive an opinion of DeWitt Ross & Stevens, S.C., to the effect that, based on certain assumptions and on the existing provisions of the Code, treasury regulations issued thereunder, current revenue rulings, revenue procedures and court decisions, for federal income tax purposes:

(1) The transfer of all of the assets and liabilities of the Small Cap Growth Fund to the Small Cap Value Fund in exchange for shares of the Small Cap Value Fund and the distribution to shareholders of the Small Cap Growth Fund of shares of the Small Cap Value Fund, as described in the Plan, will constitute a tax-free "reorganization" within the meaning of Section 368(a)(1)(C) of the Code, and the Small Cap Growth Fund and the Small Cap Value Fund each will be considered "a party to a reorganization" within the meaning of Section 368(b) of the Code;

(2) No gain or loss will be recognized by the Small Cap Growth Fund upon (a) the transfer of its assets and liabilities to the Small Cap Value Fund in exchange for the issuance of shares of the Small Cap Value Fund to the Small Cap Growth Fund and the assumption by the Small Cap Value Fund of the Small Cap Growth Fund's liabilities, if any, and (b) the distribution by the Small Cap Growth Fund to its shareholders of shares of the Small Cap Value Fund received as a result of the Reorganization;

(3) No gain or loss will be recognized by the Small Cap Value Fund upon its receipt of the assets and liabilities of the Small Cap Growth Fund in exchange for the issuance of shares of the Small

Cap Value Fund to the Small Cap Growth Fund and the assumption by the Small Cap Value Fund of the Small Cap Growth Fund's liabilities, if any;

(4) The tax basis of the Small Cap Value Fund shares received by a shareholder of the Small Cap Growth Fund in the aggregate will be the same as the aggregate tax basis of the shareholder’s Small Cap Growth Fund shares immediately prior to the Reorganization;

(5) The tax basis of the Small Cap Value Fund in the assets and liabilities of the Small Cap Growth Fund received pursuant to the Reorganization will be the same as the tax basis of the assets and liabilities in the hands of the Small Cap Growth Fund immediately before the Reorganization;

(6) The tax holding period for the shares of the Small Cap Value Fund issued in connection with the Reorganization will be determined by including the period for which the shareholder held shares of the Small Cap Growth Fund exchanged therefor, provided that the shareholder held such shares of the Small Cap Growth Fund as capital assets;

(7) The tax holding period for the Small Cap Value Fund with respect to the assets and liabilities of the Small Cap Growth Fund received in the Reorganization will include the period for which such assets and liabilities were held by the Small Cap Growth Fund;

(8) The Small Cap Growth Fund’s shareholders will not recognize gain or loss upon the exchange of their shares of the Small Cap Growth Fund for shares of the Small Cap Value Fund as part of the Reorganization;

(9) The Small Cap Value Fund will succeed to and take into account the items of the Small Cap Growth Fund described in Section 381(c) of the Code, subject to the provisions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder; and

   (10) The tax year of the Small Cap Growth Fund will end on the date of the Reorganization.

Shareholders of the Small Cap Growth Fund should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances, including state and local tax consequences, if any, of the Reorganization.

     An opinion of counsel merely represents counsel's best judgment with respect to the probable outcome on the merits and is not binding on the Internal Revenue Service or the courts. Accordingly, there can be no assurance that the Internal Revenue Service will not take a contrary position, that the applicable law will not change, or that any such change will not have retroactive effect. If the Reorganization is completed but does not qualify as a tax-free reorganization under the Code, the Small Cap Growth Fund would recognize gain or loss on the transfer of its assets to the Small Cap Value Fund and each shareholder of the Small Cap Growth Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Small Cap Growth Fund shares and the fair market value of the shares of the Small Cap Value Fund received in the Reorganization.

5.     Comparison of Shareholder Rights. Because both Funds are separate series of the same Trust, shareholders of each Fund have identical rights. Accordingly, the rights of shareholders of the Small Cap Growth Fund will not change as a result of the Reorganization.

         6.      Comparison of Valuation Procedures. The net asset value (“NAV”) for both Funds is calculated in exactly the same manner. Namely, it is calculated once, at the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern Time, each business day that the NYSE is open. The net asset value per share is computed by dividing the total net assets of each Fund by the total number of each Fund’s outstanding shares. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less are valued on an amortized cost basis, which approximates market value.

     Equity securities and exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price). If no sale occurs, (a) equities traded on a U.S. exchange or on NASDAQ are valued at the mean between the closing bid and closing asked prices, and (b) equity securities traded on a foreign exchange are valued at the official bid price. Debt securities purchased with a remaining maturity of 61 days or more are valued by a pricing service selected by the Funds or on the basis of dealer-supplied quotations. Investments in shares of open-ended mutual funds, including money market funds, are valued at their daily NAV.
     Over-the-counter securities not quoted or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the mean between the last bid and asked prices. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Exchange-traded options are valued at the last sale or bid price on the exchange where such option contract is principally traded. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. The Trust’s Valuation Committee estimates the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors are valued at the average of the closing bids obtained daily from at least one dealer.
     The value of all assets and liabilities expressed in foreign currencies are converted into U.S. dollar values using the then-current exchange rate.

     All other securities for which either quotations are not readily available, no other sales have occurred, or in MAM’s opinion, do not reflect the current market value, are appraised at their fair values as determined in good faith by the Valuation Committee and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or official closing prices. A Fund’s investments (or underlying fund) will be valued at fair value if, in the judgment of the Valuation Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Valuation Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Valuation Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Funds.

     7.      Capitalization. The following table sets forth as of July 31, 2009: (1) the unaudited capitalization of the Small Cap Growth Fund and the unaudited capitalization of the Small Cap Value Fund, and (2) the unaudited pro forma combined capitalization of the Small Cap Value Fund after the Reorganization has been consummated.

Small Cap Growth
Share Class	A	B	Y
Net Assets	361,598.51	68,963.58	14,860,022.57
Shares Outstanding	59,810.889	11,626.205	2,443,687.984
Net Asset Value per Share	6.05	5.93	6.08
Small Cap Value
Share Class	A	B	Y
Net Assets	1,158,214.38	86,674.16	19,207,612.80
Shares Outstanding	149,354.626	11,246.769	2,484,916.376
Net Asset Value per Share	7.75	7.71	7.73
Small Cap Value Pro Forma Combined
Share Class	A	B	Y
Net Assets	1,519,812.89	155,637.74	34,067,635.37
Shares Outstanding	196,045.707	20,188.844	4,406,989.202
Net Asset Value per Share	7.75	7.71	7.73

     8.      Investment Adviser. Madison Asset Management, LLC (“MAM”) manages both Funds’ investments and business operations under the overall supervision of the Board of Trustees of MEMBERS Mutual Funds. MAM has the responsibility for making all investment decisions for the Funds. MAM’s principal business address is 550 Science Drive, Madison, Wisconsin 53711. MAM is registered as an investment adviser with the SEC and all of the firm’s voting shares are held by Madison Investment Advisors, Inc. (“MIA”). The Funds’ investment advisory contract calls for each Fund to pay MAM a management fee at the annual rate of 1.00% of each Fund’s average daily net assets.

     With regard to the Small Cap Growth Fund, MAM has delegated its investment management authority to Paradigm Asset Management Company, LLC, located at 445 Hamilton Avenue, White Plains, New York 10601. For the Small Cap Value Fund, MAM has delegated its investment management authority to Wellington Management Company, LLP (“Wellington”). Under these arrangements, while MAM has delegated its investment management authority, MAM remains responsible to the Funds for all decisions made by the applicable subadviser. After the Reorganization is consummated, MAM will continue to manage the Small Cap Value Fund and Wellington will continue to serve as the Fund’s subadviser.

9.      Distribution. Mosaic Funds Distributor, LLC (“MFD”) acts as the principal distributor of shares of the Small Cap Growth Fund and the Small Cap Value Fund. MFD’s principal business address is 550 Science Drive, Madison, Wisconsin 53711. MFD is wholly owned subsidiary of MIA, which is affiliated with MAM.

     The Class A and Class B shares of both Funds charge a service fee equal to 0.25% of each Fund’s average daily net assets, and the Class B shares of both Funds also charge a 0.75% distribution fee. Class Y shares of both Funds do not charge any service or distribution fees.

     The Class A and Class B distribution and service fees are set forth in separate plans adopted by the Trust for each share class pursuant to Rule 12b-1 under the 1940 Act. These fees are paid by Fund shareholders and retained by MFD, as principal distributor, and/or passed on to other broker-dealers who sell and service Fund shares. Each Rule 12b-1 Plan is a compensation plan, which means that the fees paid under the plan are intended to compensate MFD and/or other broker-dealers for services rendered, regardless of expenses actually incurred.

     10.      Purchase and Redemption Procedures. Notwithstanding the following discussion, shares of the Small Cap Growth Fund are no longer available for purchase.

     Purchasing Information – Class A, Class B and Class Y shares of both Funds are offered at the price next determined after the purchase order is received in good order by the Trust. For this purpose, good order means that the request includes all information required to process the request. For Class A shares, the price next determined is the NAV per share after an order has been accepted, plus an initial front-end sales charge. Depending on the amount invested, the sales charge may be reduced and/or eliminated for larger purchases. Class B shares are offered without any initial sales charge, but a contingent deferred sales charge may be applied on shares sold within six years of purchase. Class B shares automatically convert to Class A shares, based on relative NAV, at the end of the eighth year after purchase (the seventh year after purchase for Class B shares purchased prior to February 28, 2003). Class Y shares re offered without any initial sales charge or contingent deferred sales charge, but are generally only available for purchase by the Trust’s allocation funds, other affiliated allocation funds, in fee based managed account programs with MFD or dealers that have special arrangements with MFD, or other investors as the Board of Trustees may authorize from time to time. In addition, the Funds offer a systematic investment program, a payroll deduction/direct deposit program and a systematic exchange program, all of which allow existing shareholders to purchase additional shares of the Funds at regular intervals.

Minimum Investments – The minimum initial investment in both Funds for non-retirement accounts is $1,000 ($1,000 per Fund). For retirement accounts, the minimum is reduced to $500 ($500 per Fund). The minimum amount for subsequent purchases in all accounts is $150 ($50 per Fund). For shareholders investing through systematic investment programs, the minimums are further reduced, as discussed in the current statement of additional information for the Funds. The Funds reserve the right to accept purchase amounts below the minimums when adding to an account as long as the minimum initial investment to open the account has been met, and for accounts that are funded with pre-tax or salary reduction contributions which include certain pension and profit sharing plans.

     Redemption Information – Shares of both Funds are redeemed at a price equal to the NAV next determined after the redemption request is accepted in good order by the Funds, less any applicable contingent deferred sales charges (in the case of Class B shares) or any redemption fees, which apply to redemptions of Class A or Class B shares of the

Funds within 30 days of purchase (subject to waiver under certain circumstances). Both Funds have reserved the right to redeem shares “in-kind” under certain circumstances.

     Automatic Account Rebalancing – With respect to Class A shares of both Funds, if a shareholder’s account balance is at least $25,000, the shareholder may request automatic account rebalancing on a semi-annual or annual basis. He/she may select a model fund allocation that MAM has defined, or may build his/her own portfolio.

     Purchasing Shares by Exchange – Within an account, shareholders may exchange shares of one Fund for shares of the same class of another Fund subject to the minimum investment requirements of the Fund purchased, without paying any additional sales charge. Exchanges of Class B shares will continue to “age” from the date of original purchase of the shares and will retain the same contingent deferred sales charge rate as they had before the exchange. In certain circumstances, shareholders may be charged a redemption fee on the value of the shares exchanged pursuant to the Funds’ redemption fee policy. With certain exceptions, only five exchanges are allowed per Fund in a calendar year. If a shareholder establishes a systematic exchange or automatic account rebalancing program, those exchanges are not included in the exchange limit or redemption fee policies. The Funds reserve the right to require that previously exchanged shares (and reinvested dividends) be in a Fund for 90 days before an investor is permitted a new exchange. A Fund may change its exchange policy at any time upon 60 days’ notice to its shareholders.

     For information regarding the impact of the Reorganization on Class B shares of the Small Cap Growth Fund, please refer to “Small Cap Value Shares Received in the Reorganization” below.

     It is important to note that additional restrictions may apply if a shareholder invests through a financial intermediary. The Funds will work with financial intermediaries, such as broker-dealers, investment advisers and record keepers, to apply the Funds’ exchange limit guidelines, but in some instances, the Fund is limited in its ability to monitor the trade activity or enforce the Funds’ exchange limit guidelines in such accounts. In addition, a different exchange limit may apply for accounts held by certain institutional retirement plans to conform to plan exchange limits.

     Limitations on Purchase – If a shareholder purchase shares of either Fund by check and the check does not clear, the purchase will be canceled and the shareholder could be liable for any losses or fees incurred. A charge of $30 will be assessed for each returned check occurrence. The Funds do not accept third-party checks, starter checks, credit cards, credit card checks, or cash to purchase shares. All purchase payments must be denominated in U.S. dollars and drawn on or from U.S. credit unions or other financial institutions. Additionally, the Funds will not normally accept purchase orders of more than $100,000 for Class B shares from a single investor.

     Execution of Requests – Each Fund is open on those days when the NYSE is open, typically Monday through Friday. In unusual circumstances, a Fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities law.

     Frequent Trading – Excessive or short-term trading in Fund shares may harm a Fund’s performance, and thereby harm other shareholders in the Fund, in three respects. First, frequent traders may exploit the fact that a Fund has calculated its NAV using closing prices of securities that are no longer current, thereby diluting the value of long-term shareholders’ interests in a Fund. Second, to meet higher levels of redemptions caused by frequent traders, a Fund may be required to maintain a larger percentage of the Fund’s assets in cash or be forced to liquidate certain holdings at inopportune times, thereby compromising portfolio management strategies. Third, frequent purchases and redemptions by frequent traders will cause a Fund to incur greater expenses for buying and selling securities, which are borne by all Fund shareholders.

     As a result, the Funds have adopted policies and procedures with respect to frequent traders. Included in the policies and procedures are the several methods the Funds currently employ to detect and deter frequent traders, including: applying exchange limit guidelines; charging redemption fees on short-term trades; selectively monitoring trade activity; and exercising broad authority to take discretionary action against frequent traders and against particular trades, including delaying payment of the proceeds from the redemption of Fund shares for up to seven days, and identifying frequent traders and restricting their trading privileges or expelling them from a Fund. In addition, to combat dilution of the value of long-term shareholders’ interests in a Fund, a Fund may employ fair valuation procedures on the securities it holds in its portfolio, as described previously.

     Each of the above methods to protect the interests of investors involves judgments that are inherently subjective, although the Funds and their service providers seek to make judgments that are consistent with long-term investors’ interests. Moreover, each of these methods involves some selectivity in their application. While the Funds seek to take actions that will detect and deter frequent trading, they cannot assure that such activity can be completely eliminated. For instance, the Funds may not be able to identify or reasonably detect or deter frequent trading transactions that are facilitated by financial intermediaries or made through the use of omnibus accounts that transmit purchase, exchange, and redemption orders to the Funds on behalf of their customers who are the beneficial owners.

     Small Accounts – Due to the high fixed cost of maintaining mutual fund accounts, the Funds reserves the right to close any non-retirement accounts (excluding accounts set up with a systematic investment program) that have balances below $1,000. The Funds will mail affected shareholders a notice asking that the account value be brought up to $1,000, or that the shareholder initiate a systematic investment program. If a shareholder does not bring the account value up to $1,000 or initiate a systematic investment program within 60 days, the Funds may sell the shares in the shareholder’s account and mail the proceeds to the shareholder.
     Small Cap Value Shares Received in the Reorganization – Class A and Class B shareholders of the Small Cap Growth Fund who receive Class A and Class B shares of the Small Cap Value Fund in the Reorganization should be aware that no sales loads will be charged on the exchange of Class A shares of the Small Cap Growth Fund for Class A shares of the Small Cap Value Fund, and the holding period of Class B shares of the Small Cap Growth Fund will carry over as the initial holding period of the Class B shares of the Small Cap Value Fund for contingent deferred sales charge purposes.

Additional Information – Additional shareholder account information for the Funds is available in the Funds’ prospectus, which is incorporated by reference and which has previously been mailed to shareholders.

     11.     Control Persons and Principal Holders of Securities

. As of July 31, 2009, the Funds’ shareholders of record and/or beneficial owners (to the Fund’s knowledge) who owned five percent or more of the Funds’ shares were as follows:

Class A Shares	Small Cap Growth	Small Cap Value
Stephen T. O'Brien, Harvard, MA 01451-1851		78.31%
Alaska USA Federal Credit Union, Anchorage AK 99519-6310	13.36%
Mark A Billings, Gifford, IL 61847-0368	5.49%

Class B Shares
Pershing LLC, P O Box 2052, Jersey City, NJ 07399*		10.05%
John W Butler, Minneapolis, MN 55418-3833		8.51%
Donald R Henderson, Columbia, TN 38401-5309		6.29%
Pershing LLC, P O Box 2052, Jersey City, NJ 07399*		5.67%
James E Doyle, Piedmont, OK 73078-9325		5.11%
Pershing LLC, P O Box 2052, Jersey City, NJ 07399*	15.70%
Pershing LLC, P O Box 2052, Jersey City, NJ 07399*	11.53%
Marian M Selleck, Cameron, WI 54822-9605	7.17%
Ryan Hassebroek, Prior Lake, MN 55372-3057	7.06%
Daniel Selleck, Cameron, WI 54822-9605	5.83%
Pershing LLC, P O Box 2052, Jersey City, NJ 07399*	5.56%

Class Y Shares
Ultra Series Moderate Allocation Fund, 550 Science Drive, Madison, WI 53711		42.82%
Ultra Series Aggressive Allocation Fund, 550 Science Drive, Madison, WI 53711		26.84%
MEMBERS Moderate Allocation Fund, 550 Science Drive, Madison, WI 53711		12.16%
MEMBERS Aggressive Allocation Fund, 550 Science Drive, Madison, WI 53711		6.81%
Ultra Series Moderate Allocation Fund, 550 Science Drive, Madison, WI 53711	48.70%
Ultra Series Aggressive Allocation Fund, 550 Science Drive, Madison, WI 53711	28.05%
MEMBERS Moderate Allocation Fund, 550 Science Drive, Madison, WI 53711	12.58%
MEMBERS Aggressive Allocation Fund, 550 Science Drive, Madison, WI 53711	7.73%

*Ownership represents ownership of record rather than beneficial ownership.

As of July 31, 2009, the officers and Trustees of the Funds, as a group, owned of record and beneficially less than 1% of the outstanding voting securities of either Fund.

A beneficial owner of 25% or more of a voting security of a Fund is presumed to have “control” of the Fund for purposes of the 1940 Act, absent a determination to the contrary by the SEC. Based on the information provided above, as of July 31, 2009, shareholders and/or beneficial owners who owned a controlling interest were as follows:

Class A Shares	Small Cap Growth	Small Cap Value
Stephen T. O'Brien, Harvard, MA 01451-1851		78.31%

Class Y Shares
Ultra Series Moderate Allocation Fund, 550 Science Drive, Madison, WI 53711		42.82%
Ultra Series Aggressive Allocation Fund, 550 Science Drive, Madison, WI 53711		26.84%
Ultra Series Moderate Allocation Fund, 550 Science Drive, Madison, WI 53711	48.70%
Ultra Series Aggressive Allocation Fund, 550 Science Drive, Madison, WI 53711	28.05%

     12.     Service Providers

. State Street Bank and Trust Company (“State Street”), 225 Franklin Street, Boston, Massachusetts 02100, provides the Funds with fund accounting and administration services. State Street also serves as the Funds’ custodian. Boston Financial Data Services, an affiliate of State Street located at 2000 Crown Colony Drive, Quincy, Massachusetts 02169, is the Funds’ transfer agent.

     13.      Financial Highlights

. The Statement of Additional Information relating to this Combined Prospectus/Information Statement incorporates by reference the following: (i) the Funds’ annual reports to shareholders for the fiscal year ended October 31, 2008, which includes the audited financial statements and financial highlights for the periods indicated therein and the report of Deloitte & Touche LLP, the Funds’ independent registered public accounting firm, and (ii) the Funds’ semi-annual reports to shareholders for the six-month period ended April 30, 2009, including the unaudited financial statements and financial highlights for the periods indicated therein.

APPENDIX A

AGREEMENT AND PLAN OF REORGANIZATION

     This Agreement and Plan of Reorganization (the “Agreement”) is made as of September 29, 2009, and has been adopted by the Board of Trustees of MEMBERS MUTUAL FUNDS (the “Trust”), a Delaware business trust, to provide for the reorganization of the Small Cap Growth Fund (the “Acquired Fund”) into the Small Cap Value Fund (the “Acquiring Fund”), each a series of the Trust.

I. PLAN OF REORGANIZATION

1.     Acquired Fund agrees to sell, assign, convey, transfer and deliver to Acquiring Fund on the Exchange Date (as defined in Section II.4) all of its properties and assets existing at the Valuation Time (as defined in Section II.2(f)). In consideration therefor, Acquiring Fund agrees, on the Exchange Date, to assume all of the liabilities of Acquired Fund existing at the Valuation Time and deliver to Acquired Fund (i) a number of full and fractional Class A shares of beneficial interest of Acquiring Fund (the “Class A Merger Shares”) having an aggregate net asset value equal to the value of the assets of Acquired Fund attributable to Class A shares of Acquired Fund transferred to Acquiring Fund on such date less the value of the liabilities of Acquired Fund attributable to Class A shares of Acquired Fund assumed by Acquiring Fund on such date; (ii) a number of full and fractional Class B shares of beneficial interest of Acquiring Fund (the “Class B Merger Shares”) having an aggregate net asset value equal to the value of the assets of Acquired Fund attributable to Class B shares of Acquired Fund transferred to Acquiring Fund on such date less the value of the liabilities of Acquired Fund attributable to Class B shares of Acquired Fund assumed by Acquiring Fund on such date; and (iii) a number of full and fractional Class Y shares of beneficial interest of Acquiring Fund (the “Class Y Merger Shares”) having an aggregate net asset value equal to the value of the assets of Acquired Fund attributable to Class Y shares of Acquired Fund transferred to Acquiring Fund on such date less the value of the liabilities of Acquired Fund attributable to Class Y shares of Acquired Fund assumed by Acquiring Fund on such date. The Class A Merger Shares, the Class B Merger Shares, and the Class Y Merger Shares shall be referred to collectively as the “Merger Shares.” The reorganization described in this Plan is intended to be a reorganization within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”). Before the Exchange Date, Acquired Fund will declare and pay to its shareholders a dividend and/or other distribution in an amount such that it will have distributed all of its net investment income and capital gains as described in Section II.6(c) hereof.

2.     Upon consummation of the transactions described in Section I.1 of this Agreement, Acquired Fund will distribute in complete liquidation to its Class A, Class B, and Class Y shareholders of record as of the Exchange Date the Class A, Class B, and Class Y Merger Shares, each shareholder being entitled to receive that proportion of Class A Merger Shares, Class B Merger Shares, or Class Y Merger Shares that the number of Class A, Class B, and Class Y shares of beneficial interest of Acquired Fund held by such shareholder bears to the number of Class A, Class B, or Class Y shares of Acquired Fund outstanding on such date.

3.     In determining contingent deferred sales charges applicable to Class B Merger Shares issued hereby, Acquiring Fund shall give each holder thereof credit for the period during which such holder held Class B shares of Acquired Fund, in exchange for which Class B Merger Shares were issued. In addition, front-end sales charges will not apply to Class A Merger Shares issued to holders of Class A shares of Acquired Fund in the reorganization.

II. AGREEMENT

Acquiring Fund and Acquired Fund agree as follows:

1.     Reorganization.

(a)     Subject to the other terms and conditions contained herein (including Acquired Fund’s obligation to distribute to its shareholders all of its net investment income and capital gains as described in Section II.6(c) hereof), Acquired Fund agrees to sell, assign, convey, transfer and deliver to Acquiring Fund, and Acquiring Fund agrees to acquire from Acquired Fund, on the Exchange Date all of the investments and all of the cash and other properties and assets of Acquired Fund, whether accrued or contingent, in exchange for that number of Merger Shares provided for in Section II.2 and the assumption by Acquiring Fund of all of the liabilities of Acquired Fund, whether accrued or contingent, existing at the Valuation Time. Pursuant to this Agreement, Acquired Fund will, as soon as practicable after the Exchange Date, distribute all of the Class A Merger Shares, Class B Merger Shares, and Class Y Merger Shares received by it to the Class A, Class B, and Class Y shareholders, respectively, of Acquired Fund, in complete liquidation of Acquired Fund.

(b)      As soon as practicable, Acquired Fund will, at its expense, liquidate such of its portfolio securities as Acquiring Fund indicates it does not wish to acquire. This liquidation will be substantially completed before the Exchange Date, unless otherwise agreed by Acquired Fund and Acquiring Fund.

(c)      Acquired Fund agrees to pay or cause to be paid to Acquiring Fund any interest, cash or such dividends, rights and other payments received by it on or after the Exchange Date with respect to the investments and other properties and assets of Acquired Fund, whether accrued or contingent. Any such distribution will be deemed included in the assets transferred to Acquiring Fund at the Exchange Date and will not be separately valued unless the securities in respect of which such distribution is made have gone “ex” before the Valuation Time, in which case any such distribution which remains unpaid at the Exchange Date will be included in the determination of the value of the assets of Acquired Fund acquired by Acquiring Fund.

2.     Exchange of Shares; Valuation Time. On the Exchange Date, Acquiring Fund will deliver to Acquired Fund (i) a number of full and fractional Class A Merger Shares having an aggregate net asset value equal to the value of the assets of Acquired Fund attributable to the Class A shares of Acquired Fund transferred to Acquiring Fund on that date less the value of the liabilities of Acquired Fund attributable to Class A shares of Acquired Fund assumed by Acquiring Fund on that date; (ii) a number of full and fractional Class B Merger Shares having an aggregate net asset value equal to the value of the assets of Acquired Fund attributable to Class B shares of Acquired Fund transferred to Acquiring Fund on that date less the value of the liabilities of Acquired Fund attributable to Class B shares of Acquired Fund assumed by Acquiring Fund on that date; and (iii) a number of full and fractional Class Y Merger Shares having an aggregate net asset value equal to the value of the assets of Acquired Fund attributable to Class Y shares of Acquired Fund transferred to Acquiring Fund on that date less the value of the liabilities of Acquired Fund attributable to Class Y shares of Acquired Fund assumed by Acquiring Fund on that date, in each case as determined as hereafter provided in this Section II.2.

(a)      The net asset value of the Merger Shares to be delivered to Acquired Fund, the value of the assets attributable to the Class A, Class B, and Class Y shares of Acquired Fund and the value of the liabilities attributable to the Class A, Class B, and Class Y shares of Acquired Fund to be assumed by Acquiring Fund will in each case be determined as of the Valuation Time.

(b)      The net asset value of the Class A Merger Shares, Class B Merger Shares, and Class Y Merger Shares and the value of the assets and liabilities of the Class A, Class B, and Class Y shares of Acquired Fund will be determined by Acquiring Fund, in cooperation with Acquired Fund, pursuant to procedures customarily used by Acquiring Fund in determining the market value of Acquiring Fund’s assets and liabilities.

(c)      No adjustment will be made in the net asset value of either Acquired Fund or Acquiring Fund to take into account differences in realized and unrealized gains and losses.

(d)      Acquiring Fund will issue the Merger Shares, registered in the name of Acquired Fund, to Acquired Fund. Acquired Fund shall then re-register the Class A Merger Shares, Class B Merger Shares, and Class Y Merger Shares in the names of the Class A, Class B and Class Y shareholders of Acquired Fund, respectively, in accordance with instructions furnished by Acquired Fund.

(e)      Acquiring Fund will assume all liabilities of Acquired Fund, whether accrued or contingent, in connection with the acquisition of assets and subsequent dissolution of Acquired Fund or otherwise.

(f)      The Valuation Time is the time at which Acquired Fund calculates its net asset value, which is normally 3 p.m. Central Time, on November 27, 2009 (the “Valuation Time”).

3.      Fees and Expenses. All direct fees and expenses, including legal and accounting expenses, portfolio transfer taxes (if any) or other similar expenses incurred in connection with the consummation by Acquired Fund and Acquiring Fund of the transactions contemplated by this Agreement (together with the costs specified below, “Expenses”) will be borne by Madison Investment Advisors, LLC and/or its affiliates, including the costs of liquidating such of Acquired Fund’s portfolio securities as Acquiring Fund shall indicate it does not wish to acquire before the Exchange Date; and

provided that such Expenses will in any event be paid by the party directly incurring such Expenses if and to the extent that the payment by the other party of such Expenses would result in the disqualification of Acquiring Fund or Acquired Fund, as the case may be, as a “regulated investment company” within the meaning of Section 851 of the Code.

4.      Exchange Date. Delivery of the assets of Acquired Fund to be transferred, assumption of the liabilities of Acquired Fund to be assumed and the delivery of the Merger Shares to be issued will be made at 7:00 a.m. Central Time on the next full business day following the Valuation Time (referred to herein as the “Exchange Date”).

5.      Dissolution. Acquired Fund agrees that the liquidation and dissolution of Acquired Fund will be effected in the manner provided in the Agreement and Declaration of Trust of the Trust in accordance with applicable law and that on and after the Exchange Date, Acquired Fund will not conduct any business except in connection with its liquidation and dissolution.

6.     Conditions to Acquiring Fund’s Obligations. The obligations of Acquiring Fund hereunder are subject to the following conditions:

(a)     That this Agreement is adopted and the transactions contemplated hereby are approved by the affirmative vote of at least a majority of the members of the Board of Trustees of the Trust (including a majority of those Trustees who are not “interested persons” of Acquired Fund or Acquiring Fund, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”)).

(b)      That Acquiring Fund will have received an opinion of DeWitt, Ross & Stevens, S.C. dated the Exchange Date to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes: (i) the transfer of all of the assets and liabilities of the Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution to shareholders of the Acquired Fund of shares of the Acquiring Fund, as described herein, will constitute a tax-free "reorganization" within the meaning of Section 368(a)(1)(C) of the Code, and the Acquired Fund and the Acquiring Fund each will be considered "a party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Acquired Fund upon (X) the transfer of its assets and liabilities to the Acquiring Fund in exchange for the issuance of shares of the Acquiring Fund to the Acquired Fund and the assumption by the Acquiring Fund of the Acquired Fund’s liabilities, if any, and (Y) the distribution by the Acquired Fund to its shareholders of shares of the Acquiring Fund received as a result of the Reorganization; (iii) no gain or loss will be recognized by the Acquiring Fund upon its receipt of the assets and liabilities of the Acquired Fund in exchange for the issuance of shares of the Acquiring Fund to the Acquired Fund and the assumption by the Acquiring Fund of the Acquired Fund's liabilities, if any; (iv) the tax basis of the Acquiring Fund shares received by a shareholder of the Acquired Fund in the aggregate will be the same as the aggregate tax basis of the shareholder’s Acquired Fund shares immediately prior to the Valuation Time; (v) the tax basis of the Acquiring Fund in the assets and liabilities of the Acquired Fund received pursuant to the reorganization will be the same as the tax basis of the assets and liabilities in the hands of the Acquired Fund immediately before the Valuation Time; (vi) the tax holding period for the shares of the Acquiring Fund issued in connection with the reorganization will be determined by including the period for which the shareholder held shares of the Acquired Fund exchanged therefore, provided that the shareholder held such shares of the Acquired Fund as capital assets; (vii) the tax holding period for the Acquiring Fund with respect to the assets and liabilities of the Acquired Fund received in the reorganization will include the period for which such assets and liabilities were held by the Acquired Fund; (viii) the Acquired Fund’s shareholders will not recognize gain or loss upon the exchange of their shares of the Acquired Fund for shares of the Acquiring Fund as part of the reorganization; (ix) the Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code, subject to the provisions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder; and (x) the tax year of the Acquired Fund will end on the Exchange Date.

(c)      That, before the Exchange Date, Acquired Fund declares a dividend or dividends which, together with all previous such dividends, has the effect of distributing to the shareholders of Acquired Fund (i) all of the excess of Acquired Fund’s investment income excludable from gross income under Section 103 of the Code over Acquired Fund’s deductions disallowed under Sections 265 and 171 of the Code, and all of Acquired Fund’s investment company taxable income (as defined in Section 852 of the Code and computed without regard to any deduction for dividends paid), in each case for Acquired Fund’s taxable year ending on or after November 1, 2008 and on or before the Exchange Date, and (ii) all of its net capital gain realized in the taxable year ending on or after November 1, 2008 and on or before the Exchange Date.

(d)      That Acquired Fund’s custodian has delivered to Acquiring Fund a certificate identifying all of the assets of Acquired Fund held by such custodian as of the Valuation Time.

(e)      That Acquired Fund’s transfer agent has provided to Acquiring Fund (i) a certificate setting forth the number of shares of Acquired Fund outstanding as of the Valuation Time, and (ii) the name and address of each holder of record of any such shares and the number of shares held of record by each such shareholder.

(f)      That Acquired Fund will have executed and delivered to Acquiring Fund an instrument of transfer dated as of the Exchange Date pursuant to which Acquired Fund will assign, transfer and convey all of the assets and other property to Acquiring Fund at the Valuation Time in connection with the transactions contemplated by this Agreement.

(g)     That a combination information statement/prospectus on Form N-14 will have become effective under the Securities Act of 1933, as amended (the “1933 Act”), and no stop orders suspending the effectiveness thereof shall have been issued, and to the best knowledge of the parties hereto, no investigation or proceeding for that purpose will have been instituted or pending, threatened or contemplated under the 1933 Act.

7.      Conditions to Acquired Fund’s Obligations. The obligations of Acquired Fund hereunder will be subject to the following conditions:

(a)      That this Agreement is adopted and the transactions contemplated hereby are approved by the affirmative vote of at least a majority of the members of the Board of Trustees of the Trust (including a majority of those Trustees who are not “interested persons” of Acquired Fund or Acquiring Fund, as defined in Section 2(a)(19) of the 1940 Act).

(b)      That Acquired Fund will have received the same opinion referenced in Section II.6(b) hereof.

(c)     That Acquiring Fund will have executed and delivered to Acquired Fund an Assumption of Liabilities certificate dated as of the Exchange Date pursuant to which Acquiring Fund will assume all of the liabilities of Acquired Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement.

8.      Termination. This Agreement may be terminated and the reorganization abandoned by resolution of the Board of Trustees of the Trust at any time prior to the Exchange Date if circumstances should develop that, in the opinion of the Board, make proceeding with the reorganization inadvisable. In the event of any such termination, there shall be no liability for damages on the part of Acquiring Fund, Acquired Fund, the Trust or the Trust’s Board of Trustees.

9.      Sole Agreement; Amendments. This Agreement supersedes all previous correspondence and oral communications regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except upon authorization of the Board of Trustees of the Trust and will be construed in accordance with and governed by the laws of Delaware.

     IN WITNESS WHEREOF, this Agreement and Plan of Reorganization has been signed by duly authorized officers of the Trust on behalf of the Acquiring Fund and the Acquired Fund as of the date first above written.

     MEMBERS MUTUAL FUNDS,                     MEMBERS MUTUAL FUNDS,
     on behalf of Small Cap Growth Fund                    on behalf of Small Cap Value Fund

     By: /s/ Katherine L. Frank                         By: /s/ Katherine L. Frank

     Name: Katherine L. Frank                         Name: Katherine L. Frank
     Title: President                                   Title: President

PART B

STATEMENT OF ADDITIONAL INFORMATION

RELATING TO THE ACQUISITION OF ASSETS OF THE

MEMBERS SMALL CAP GROWTH FUND,

a series of MEMBERS Mutual Funds

BY AND IN EXCHANGE FOR

CLASS A, B AND Y SHARES OF MEMBERS SMALL CAP VALUE FUND,

a series of MEMBERS Mutual Funds

Managed by:
Madison Asset Management, LLC
550 Science Drive
Madison, Wisconsin 53711

1-800-877-6089

November 2, 2009

I.      General

This Statement of Additional Information relates specifically to the acquisition of all of the assets of the Small Cap Growth Fund, a series of MEMBERS Mutual Funds, by the Small Cap Value Fund, a series of MEMBERS Mutual Funds, consists of this cover page and the following described documents, each of which is incorporated by reference herein:

•	The Prospectus of the Funds dated February 28, 2009, as supplemented April 16, 2009, July 1, 2009 and September 30, 2009;

•	The Statement of Additional Information of the Funds dated February 28 , 2009, as supplemented July 1, 2009 and September 30, 2009; and

•	The Annual Report of the Funds for the fiscal year ended October 31, 2008, and the Semi-Annual Report of the Funds for the six months ended April 30, 2009.

     This Statement of Additional Information is not a prospectus. A Combined Prospectus/Information Statement dated November 2, 2009, relating to the above-referenced transaction has been filed with the Securities and Exchange Commission and may be obtained, without charge, by writing to the Funds at MEMBERS Mutual Funds, P.O. Box 8390, Boston, MA 02266-8390, or by calling (800) 877-6089. This Statement of Additional Information relates to, and should be read in conjunction with, such Combined Prospectus/Information Statement, and has been incorporated by reference into the Combined Prospectus/Information Statement.

     The date of this Statement of Additional Information is November 2, 2009.

II.     Pro Forma Financial Statements

Set forth below are pro forma financial statements demonstrating the effect of the merger on the Small Cap Value Fund.

Pro Forma
Schedules of Portfolio Investments
April 30, 2009 (Unaudited)							Small Cap Value
	Small Cap Growth			Small Cap Value			Pro Forma Combined
	Shares/ Par	Value	%	Shares/ Par	Value	%	Shares/ Par	Value	%
Common Stocks
Consumer Discretionary			12.93%			18.56%			16.09%
Aaron's, Inc.	4,800	$161,088		-	-		4,800	$161,088
Arbitron, Inc.	-	-		18,300	$381,006		18,300	381,006
Career Education Corp. *	2,400	52,896		-	-		2,400	52,896
Carter's, Inc. *	3,400	72,692		-	-		3,400	72,692
Cato Corp./The, Class A	-	-		22,600	434,372		22,600	434,372
CEC Entertainment, Inc. *	3,700	112,702		6,200	188,852		9,900	301,554
Choice Hotels International, Inc.	-	-		9,300	278,349		9,300	278,349
CKE Restaurants, Inc.	11,800	112,926		-	-		11,800	112,926
Corinthian Colleges, Inc. *	5,900	90,860		-	-		5,900	90,860
DineEquity, Inc.	1,900	60,876		-	-		1,900	60,876
Drew Industries, Inc. *	7,100	101,388		-	-		7,100	101,388
Gaylord Entertainment Co. *	1,900	26,486		-	-		1,900	26,486
Helen of Troy, Ltd. *	-	-		18,600	296,670		18,600	296,670
Hibbett Sports, Inc. *	-	-		8,900	185,565		8,900	185,565
Interactive Data Corp.	3,700	83,176		-	-		3,700	83,176
JOS A Bank Clothiers, Inc. *	1,200	48,528		-	-		1,200	48,528
Maidenform Brands, Inc. *	2,000	25,500		-	-		2,000	25,500
Matthews International Corp., Cl. A	2,400	75,168		7,200	225,504		9,600	300,672
Men's Wearhouse, Inc./The	5,900	109,976		-	-		5,900	109,976
Meritage Homes Corp. *	2,700	56,187		-	-		2,700	56,187
NetFlix, Inc. *	1,700	77,027		-	-		1,700	77,027
Panera Bread Co., Class A *	1,400	78,414		-	-		1,400	78,414
PF Chang's China Bistro, Inc. *	4,900	147,882		-	-		4,900	147,882
Pinnacle Entertainment, Inc. *	2,800	34,944		-	-		2,800	34,944
Red Robin Gourmet Burgers, Inc. *	600	14,730		-	-		600	14,730
Sonic Corp. *	-	-		21,400	233,688		21,400	233,688
Stage Stores, Inc.	-	-		37,200	455,700		37,200	455,700
Tempur-Pedic International, Inc.	6,600	84,876		9,500	122,170		16,100	207,046
Unifirst Corp./MA	-	-		9,200	343,068		9,200	343,068
Valassis Communications, Inc. *	-	-		15,400	79,618		15,400	79,618
Wolverine World Wide, Inc.	4,500	93,735		-	-		4,500	93,735
Zumiez, Inc. *	2,800	33,768		-	-		2,800	33,768
		1,755,825			3,224,562			4,980,387
Consumer Staples			1.15%			4.44%			3.00%
Casey's General Stores, Inc.	-	-		7,300	194,253		7,300	194,253
Coca-Cola Bottling Co. Consolidated	600	31,272		-	-		600	31,272
Green Mountain Coffee Roasters, Inc. *	100	7,231		-	-		100	7,231
Herbalife, Ltd.	-	-		12,900	255,678		12,900	255,678
Lance, Inc.	-	-		13,900	321,924		13,900	321,924
Ruddick Corp.	1,800	46,188		-	-		1,800	46,188
Winn-Dixie Stores, Inc. *	6,200	71,052		-	-		6,200	71,052
		155,743			771,855			927,598
Energy			3.80%			3.22%			3.47%
Arena Resources, Inc. *	500	14,335		-	-		500	14,335
Atwood Oceanics, Inc. *	3,100	69,192		-	-		3,100	69,192
Bill Barrett Corp. *	2,300	59,754		-	-		2,300	59,754
CARBO Ceramics, Inc.	3,400	104,414		-	-		3,400	104,414
Matrix Service Co. *	2,200	21,076		-	-		2,200	21,076
Penn Virginia Corp.	4,800	67,536		11,800	166,026		16,600	233,562
Petroleum Development Corp. *	3,600	58,356		-	-		3,600	58,356

RPC, Inc.	8,100	86,670		-	-		8,100	86,670
SEACOR Holdings, Inc. *	-	-		2,400	157,728		2,400	157,728
St. Mary Land & Exploration Co.	-	-		2,000	35,740		2,000	35,740
Walter Energy, Inc.	1,500	34,200		-	-		1,500	34,200
Whiting Petroleum Corp. *	-	-		6,100	199,836		6,100	199,836
		515,533			559,330			1,074,863
Financials			9.51%			20.13%			15.47%
Acadia Realty Trust, REIT	-	-		11,797	171,056		11,797	171,056
Alleghany Corp. *	-	-		500	126,830		500	126,830
American Campus Communities, Inc., REIT	-	-		7,700	166,936		7,700	166,936
Ares Capital Corp.	-	-		31,700	186,079		31,700	186,079
Assured Guaranty, Ltd.	-	-		17,700	170,982		17,700	170,982
Credit Acceptance Corp. *	-	-		6,800	156,332		6,800	156,332
Delphi Financial Group, Inc., Cl. A	-	-		19,400	335,038		19,400	335,038
DiamondRock Hospitality Co., REIT	-	-		13,700	88,913		13,700	88,913
EastGroup Properties, Inc., REIT	2,600	87,386		-	-		2,600	87,386
eHealth, Inc. *	4,300	82,517		-	-		4,300	82,517
Financial Federal Corp.	-	-		6,700	164,887		6,700	164,887
First Midwest Bancorp, Inc./IL	-	-		12,200	108,092		12,200	108,092
GAMCO Investors, Inc., Class A	2,600	130,390		-	-		2,600	130,390
Greenhill & Co., Inc.	300	23,259		-	-		300	23,259
Hancock Holding Co.	2,400	90,888		-	-		2,400	90,888
Highwoods Properties, Inc., REIT	4,000	95,960		-	-		4,000	95,960
Home Properties, Inc., REIT	2,700	98,388		-	-		2,700	98,388
International Bancshares Corp.	-	-		14,420	194,814		14,420	194,814
IPC Holdings, Ltd.	-	-		7,300	190,092		7,300	190,092
KBW, Inc. *	4,500	108,855		-	-		4,500	108,855
Knight Capital Group, Inc., Cl. A *	5,700	88,293		-	-		5,700	88,293
Mack-Cali Realty Corp., REIT	-	-		5,100	136,986		5,100	136,986
MB Financial, Inc.	-	-		9,200	125,396		9,200	125,396
Mid-America Apartment Communities, Inc., REIT	400	14,796		-	-		400	14,796
NewAlliance Bancshares, Inc.	-	-		8,900	114,899		8,900	114,899
Platinum Underwriters Holdings, Ltd.	-	-		9,300	267,561		9,300	267,561
Potlatch Corp., REIT	3,700	108,817		-	-		3,700	108,817
PS Business Parks, Inc., REIT	-	-		2,300	100,625		2,300	100,625
Realty Income Corp., REIT	-	-		13,500	301,455		13,500	301,455
Reinsurance Group of America, Inc.	-	-		3,300	104,907		3,300	104,907
Stifel Financial Corp. *	2,900	142,767		-	-		2,900	142,767
Tanger Factory Outlet Centers, REIT	1,100	36,652		-	-		1,100	36,652
Teton Advisors, Inc. (L)(T)*	37	1		-	-		37	1
Tower Group, Inc.	3,400	92,446		-	-		3,400	92,446
Walter Investment Management Corp., REIT *	547	4,376		-	-		547	4,376
Washington Real Estate Investment Trust, REIT	4,000	85,320		-	-		4,000	85,320
Webster Financial Corp.	-	-		21,000	109,830		21,000	109,830
Westamerica Bancorporation	-	-		3,300	176,979		3,300	176,979
		1,291,111			3,498,689			4,789,800
Health Care			20.87%			8.41%			13.88%
Acorda Therapeutics, Inc. *	1,500	29,745		-	-		1,500	29,745
Alexion Pharmaceuticals, Inc. *	3,500	116,970		-	-		3,500	116,970
Alkermes, Inc. *	9,700	74,205		-	-		9,700	74,205

Allscripts-Misys Healthcare Solutions, Inc.	12,500	155,250		-	-		12,500	155,250
AMAG Pharmaceuticals, Inc. *	3,000	134,550		-	-		3,000	134,550
American Medical Systems Holdings, Inc. *	11,300	139,781		-	-		11,300	139,781
AMN Healthcare Services, Inc. *	12,200	84,058		-	-		12,200	84,058
Amsurg Corp. *	-	-		11,300	232,102		11,300	232,102
Auxilium Pharmaceuticals, Inc. *	3,700	84,730		-	-		3,700	84,730
Centene Corp. *	3,300	60,621		11,700	214,929		15,000	275,550
Cepheid, Inc. *	2,300	22,310		-	-		2,300	22,310
Charles River Laboratories International, Inc. *	-	-		9,700	268,205		9,700	268,205
Chemed Corp.	600	25,398		-	-		600	25,398
Corvel Corp. *	-	-		6,000	135,000		6,000	135,000
Cubist Pharmaceuticals, Inc. *	3,400	56,440		-	-		3,400	56,440
Emeritus Corp. *	6,200	56,048		-	-		6,200	56,048
ev3, Inc. *	6,900	57,684		-	-		6,900	57,684
Haemonetics Corp. *	2,600	134,238		-	-		2,600	134,238
HMS Holdings Corp. *	2,100	62,958		-	-		2,100	62,958
ICU Medical, Inc. *	-	-		6,200	233,120		6,200	233,120
Immucor, Inc. *	4,800	78,192		-	-		4,800	78,192
Isis Pharmaceuticals, Inc. *	7,600	119,168		-	-		7,600	119,168
Landauer, Inc.	1,700	90,066		-	-		1,700	90,066
Medicines Co./The *	6,100	60,878		-	-		6,100	60,878
Myriad Genetics, Inc. *	3,600	139,644		-	-		3,600	139,644
National Healthcare Corp.	1,800	71,460		-	-		1,800	71,460
Onyx Pharmaceuticals, Inc. *	3,800	98,420		-	-		3,800	98,420
Orthofix International N.V. *	-	-		3,900	66,495		3,900	66,495
OSI Pharmaceuticals, Inc. *	3,200	107,424		-	-		3,200	107,424
PDL BioPharma, Inc.	13,100	93,665		-	-		13,100	93,665
PSS World Medical, Inc. *	5,500	79,860		-	-		5,500	79,860
Regeneron Pharmaceuticals, Inc. *	7,800	103,428		-	-		7,800	103,428
STERIS Corp.	4,700	113,270		-	-		4,700	113,270
Theravance, Inc. *	1,900	27,227		-	-		1,900	27,227
Thoratec Corp. *	4,500	130,770		-	-		4,500	130,770
Universal American Corp./NY *	-	-		30,100	310,933		30,100	310,933
Valeant Pharmaceuticals International *	5,100	85,476		-	-		5,100	85,476
West Pharmaceutical Services, Inc.	3,800	124,070		-	-		3,800	124,070
XenoPort, Inc. *	1,200	16,404		-	-		1,200	16,404
		2,834,408			1,460,784			4,295,192
Industrials			22.47%			20.57%			21.40%
AAR Corp. *	7,500	113,025		-	-		7,500	113,025
ACCO Brands Corp. *	-	-		36,500	76,285		36,500	76,285
Actuant Corp., Class A	5,600	68,656		-	-		5,600	68,656
Acuity Brands, Inc.	1,700	48,858		6,600	189,684		8,300	238,542
Albany International Corp., Cl. A	-	-		23,200	215,296		23,200	215,296
Ameron International Corp.	1,200	71,004		-	-		1,200	71,004
Badger Meter, Inc.	2,200	85,712		-	-		2,200	85,712
Beacon Roofing Supply, Inc. *	3,200	50,880		-	-		3,200	50,880
Belden, Inc.	-	-		25,500	411,060		25,500	411,060
Bowne & Co., Inc.	-	-		20,016	102,282		20,016	102,282
Carlisle Cos., Inc.	-	-		24,800	564,200		24,800	564,200
CLARCOR, Inc.	5,000	155,400		-	-		5,000	155,400
Copart, Inc. *	-	-		100	3,139		100	3,139
Curtiss-Wright Corp.	5,900	188,623		-	-		5,900	188,623
Deluxe Corp.	1,600	23,200		-	-		1,600	23,200
EMCOR Group, Inc. *	700	14,553		-	-		700	14,553
EnerNOC, Inc. *	1,500	26,205		-	-		1,500	26,205
ESCO Technologies, Inc. *	-	-		4,000	166,320		4,000	166,320

Esterline Technologies Corp. *	3,400	89,590		-	-		3,400	89,590
Franklin Electric Co., Inc.	3,200	75,808		-	-		3,200	75,808
GATX Corp.	-	-		13,400	403,474		13,400	403,474
Genesee & Wyoming, Inc., Cl. A *	-	-		8,300	249,000		8,300	249,000
GeoEye, Inc. *	3,200	79,648		-	-		3,200	79,648
Heartland Express, Inc.	8,900	133,055		-	-		8,900	133,055
Herman Miller, Inc.	2,500	37,175		-	-		2,500	37,175
ICF International, Inc. *	1,700	46,767		-	-		1,700	46,767
Kirby Corp. *	-	-		6,800	209,848		6,800	209,848
Korn/Ferry International *	6,000	63,540		-	-		6,000	63,540
Layne Christensen Co. *	3,000	64,980		-	-		3,000	64,980
Lindsay Corp.	600	23,346		-	-		600	23,346
MasTec, Inc. *	2,300	28,773		-	-		2,300	28,773
Mcgrath Rentcorp	4,500	95,130		-	-		4,500	95,130
Mine Safety Appliances Co.	3,700	91,205		-	-		3,700	91,205
Moog, Inc., Class A *	4,000	107,120		-	-		4,000	107,120
MPS Group, Inc. *	13,500	108,540		-	-		13,500	108,540
Mueller Industries, Inc.	-	-		14,500	318,565		14,500	318,565
Multi-Color Corp.	900	10,683		-	-		900	10,683
Navigant Consulting, Inc. *	3,100	45,601		-	-		3,100	45,601
Nordson Corp.	3,600	130,608		-	-		3,600	130,608
Orbital Sciences Corp. *	2,900	44,834		-	-		2,900	44,834
RBC Bearings, Inc. *	2,200	40,700		-	-		2,200	40,700
Resources Connection, Inc. *	4,700	91,885		-	-		4,700	91,885
Rollins, Inc.	2,300	41,400		-	-		2,300	41,400
Simpson Manufacturing Co., Inc.	-	-		5,200	115,752		5,200	115,752
Sterling Construction Co., Inc. *	-	-		6,700	125,759		6,700	125,759
SYKES Enterprises, Inc. *	3,200	62,912		-	-		3,200	62,912
Tetra Tech, Inc. *	2,900	71,224		-	-		2,900	71,224
Triumph Group, Inc.	2,400	99,192		-	-		2,400	99,192
United Stationers, Inc. *	2,500	81,825		10,400	340,392		12,900	422,217
Valmont Industries, Inc.	1,700	108,426		-	-		1,700	108,426
Vitran Corp., Inc. *	-	-		12,300	83,640		12,300	83,640
Watsco, Inc.	2,300	98,785		-	-		2,300	98,785
Watson Wyatt Worldwide, Inc., Cl. A	3,400	180,370		-	-		3,400	180,370
Woodward Governor Co.	2,600	51,896		-	-		2,600	51,896
		3,051,134			3,574,696			6,625,830
Information Technology			19.92%			9.22%			13.91%
Adtran, Inc.	4,700	99,405		-	-		4,700	99,405
Advanced Energy Industries, Inc. *	9,300	78,399		-	-		9,300	78,399
Advent Software, Inc. *	3,200	106,368		-	-		3,200	106,368
Anixter International, Inc. *	3,400	135,252		-	-		3,400	135,252
ANSYS, Inc. *	3,400	93,908		-	-		3,400	93,908
Cabot Microelectonics Corp. *	4,400	126,764		-	-		4,400	126,764
Cognizant Technology Solutions Corp., Class A *	2,900	71,891		-	-		2,900	71,891
CommScope, Inc. *	600	15,060		-	-		600	15,060
Comtech Telecommunications Corp. *	300	10,041		-	-		300	10,041
CSG Systems International, Inc. *	4,400	63,800		-	-		4,400	63,800
Cymer, Inc. *	900	25,569		-	-		900	25,569
Diebold, Inc.	-	-		12,300	325,089		12,300	325,089
Electronics for Imaging, Inc. *	-	-		18,700	183,634		18,700	183,634
EPIQ Systems, Inc. *	6,600	102,102		-	-		6,600	102,102
Factset Research Systems, Inc.	2,000	107,180		-	-		2,000	107,180
IXYS Corp.	10,800	103,032		-	-		10,800	103,032
j2 Global Communications, Inc. *	4,300	103,157		-	-		4,300	103,157

Littelfuse, Inc. *	5,300	86,867		-	-		5,300	86,867
Macrovision Solutions Corp. *	600	12,132		-	-		600	12,132
MAXIMUS, Inc.	2,400	96,792		9,100	367,003		11,500	463,795
MercadoLibre, Inc. *	1,700	46,461		-	-		1,700	46,461
MKS Instruments, Inc. *	7,800	122,070		-	-		7,800	122,070
NAM TAI Electronics, Inc.	-	-		22,800	94,392		22,800	94,392
Net 1 UEPS Technologies, Inc. *	500	8,250		-	-		500	8,250
NVE Corp. *	900	34,236		-	-		900	34,236
Parametric Technology Corp. *	7,600	84,740		-	-		7,600	84,740
Plexus Corp. *	1,100	24,365		-	-		1,100	24,365
Progress Software Corp. *	5,600	118,664		-	-		5,600	118,664
Quality Systems, Inc.	3,000	160,860		-	-		3,000	160,860
Quest Software, Inc. *	3,400	49,402		-	-		3,400	49,402
RightNow Technologies, Inc. *	900	6,795		-	-		900	6,795
Rofin-Sinar Technologies, Inc. *	4,900	104,419		-	-		4,900	104,419
Scansource, Inc. *	5,700	140,847		-	-		5,700	140,847
SPSS, Inc. *	3,900	120,510		-	-		3,900	120,510
Synaptics, Inc. *	2,300	74,704		-	-		2,300	74,704
Ultratech, Inc. *	7,700	104,104		-	-		7,700	104,104
VeriFone Holdings, Inc. *	1,900	14,269		-	-		1,900	14,269
Viasat, Inc. *	1,700	39,083		-	-		1,700	39,083
Websense, Inc. *	-	-		17,200	306,676		17,200	306,676
Wind River Systems, Inc. *	1,800	13,194		-	-		1,800	13,194
Xyratex, Ltd. *	-	-		29,700	99,495		29,700	99,495
Zebra Technologies Corp., Class A *	-	-		10,600	225,250		10,600	225,250
		2,704,692			1,601,539			4,306,231
Materials			1.64%			4.77%			3.40%
Aptargroup, Inc.	-	-		7,900	245,137		7,900	245,137
Deltic Timber Corp.	2,500	105,350		5,600	235,984		8,100	341,334
Haynes International, Inc. *	600	13,548		-	-		600	13,548
Silgan Holdings, Inc.	1,900	88,331		-	-		1,900	88,331
Zep, Inc.	-	-		25,700	347,721		25,700	347,721
Zoltek Cos., Inc. *	2,000	15,740		-	-		2,000	15,740
		222,969			828,842			1,051,811
Telecommunication Services			0.82%			0.00%			0.36%
Premiere Global Services, Inc. *	10,600	111,724		-	-		10,600	111,724
		111,724			-			111,724
Utilities			0.00%			5.79%			3.25%
Atmos Energy Corp.	-	-		8,400	207,564		8,400	207,564
New Jersey Resources Corp.	-	-		3,750	123,450		3,750	123,450
Unisource Energy Corp.	-	-		10,300	271,096		10,300	271,096
Westar Energy, Inc.	-	-		13,300	233,149		13,300	233,149
WGL Holdings, Inc.	-	-		5,500	171,270		5,500	171,270
		-			1,006,529			1,006,529
Total Common Stocks		12,643,139	93.11%		16,526,826	95.11%		29,169,965	94.23%

Certificate of Deposit
State Street Eurodollar
0.010%, due 05/01/09	295,303	295,303		-	-		295,303	295,303

Total Certificate of Deposit		295,303	2.17%		-	0.00%		295,303	0.95%

Investment Company
SSgA Prime Money Market Fund	613,879	613,879		702,066	702,066		1,315,945	1,315,945

Total Investment Company		613,879	4.52%		702,066	4.04%		1,315,945	4.25%

TOTAL INVESTMENTS		13,552,321	99.80%		17,228,892	99.15%		30,781,213	99.43%

NET OTHER ASSETS AND LIABILITIES	26,525	0.20%	148,551	0.85%	175,076	0.57%
TOTAL NET ASSETS	$13,578,846	100.00%	$17,377,443	100.00%	$30,956,289	100.00%

Total Cost **	$13,260,645		$20,836,053		$34,096,698

* Non-income producing.
** Aggregate cost for Federal tax purposes was:	$13,325,740		$21,380,411		$34,706,151
(L) Security valued at fair value using methods
determined in good faith by or at the discretion
of the Board of Trustees (see note 2).
(T) Illiquid security.
REIT Real Estate Investment Trust.

The industry classification method used for purposes of this report’s portfolio of investments schedules may differ from the industry subclassification(s) used for Trust compliance purposes.

Pro Forma
Statements of Assets and Liabilities
as of April 30, 2009 (Unaudited)

				Small CapValue
	Small Cap	Small Cap	Pro Forma	Pro Forma
	Value Fund	Growth Fund	Adjustments	Combined
Assets:
Investments:
Investments at cost
Unaffiliated issuers	$20,836,053	$13,260,645		$34,096,698
Net unrealized appreciation (depreciation)
Unaffiliated issuers	(3,607,161)	291,676	-	(3,315,485)
Total investments at value	17,228,892	13,552,321	-	$30,781,213
Receivables:
Investments sold	104,804	-		104,804
Fund shares sold	49,185	41,079		90,264
Dividends and interest	14,657	3,875		18,532
Prepaid insurance and registration fees	11,507	13,830		25,337
Total Assets	17,409,045	13,611,105	-	$31,020,150
Liabilities:
Payables:
Fund shares repurchased	-	3,076		3,076
Due to Adviser, net	7,237	3,537		10,774
Administration and transfer agent fees	5,347	5,739		11,086
Distribution fees - Class B	40	34		74
Shareholder servicing fees	215	74		289
Trustees' fees	669	635		1,304
Accrued expenses and other payables	18,094	19,164		37,258
Total Liabilities	31,602	32,259	-	63,861
Net Assets	$17,377,443	$13,578,846	$ -	$30,956,289
Net Assets consist of:
Paid-in capital	$24,140,814	$24,188,217		$48,329,031
Accumulated undistributed (distribution in excess of) net investment income	34,917	(8,746)		26,171
Accumulated net realized loss on investments sold and foreign
currency related transactions	(3,191,127)	(10,892,301)		(14,083,428)
Net unrealized appreciation (depreciation) of investments (including
appreciation (depreciation) of foreign currency related transactions)	(3,607,161)	291,676		(3,315,485)
Net Assets	$17,377,443	$13,578,846	$ -	$30,956,289

Class A Shares:
Net Assets	$1,054,558	$325,572		$1,380,130
Shares of beneficial interest outstanding[1]	154,350	58,438	(10,781)	202,007
Net Asset Value and redemption price per share[2]	$6.83	$5.57		$6.83
Sales charge of offering price[3]	0.42	0.34		0.42
Maximum offering price per share	$7.25	$5.91		$7.25

Class B Shares:
Net Assets	$71,666	$59,510		$131,176
Shares of beneficial interest outstanding[1]	10,535	10,866	(2,109)	19,292
Net Asset Value and redemption price per share[2]	$6.80	$5.48		$6.80

Class Y Shares:
Net Assets	$16,251,219	$13,193,764		$29,444,983
Shares of beneficial interest outstanding[1]	2,387,754	2,355,971	(418,609)	4,325,116
Net Asset Value and redemption price per share[2]	$6.81	$5.60		$6.81

[1] The correlating Small Cap Growth Fund classes are exchanged for the Small Cap Value Fund classes at the Small Cap Value Fund's ending NAV.
[2] If applicable, redemption price per share may be reduced by a contingent deferred sales charge and/or redemption fee.
[3] Sales charge of offering price is 5.75% for the Small Cap Value, and Small Cap Growth Funds.

Pro Forma
Statements of Operations For the Twelve Months Ended April 30, 2009 (Unaudited)
				Small Cap Value
	Small Cap	Small Cap	Pro Forma	Pro Forma
	Value Fund	Growth Fund	Adjustments	Combined
Investment Income:
Interest	$15,672	$13,057	$ -	$28,729
Dividends
Unaffiliated issuers	359,892	120,288	-	480,180
Less: Foreign taxes withheld	(67)	-	-	(67)
Total investment income	375,497	133,345	-	508,842
Expenses:
Management fees	172,345	184,216	-	356,561
Administration and transfer agent fees	60,159	61,196	(60,677)[1]	60,678
Registration expenses	24,407	22,501	(23,454)[1]	23,454
Custodian and accounting fees	19,885	29,063	(12,500)[1]	36,448
Professional fees	21,344	21,479	(21,412)[1]	21,411
Reports to shareholder expense	2,040	2,099	-	4,139
Trustees' fees	2,493	2,627	(2,120)[1]	3,000
Distribution fees - Class B	706	613	-	1,319
Shareholder servicing fees - Class A	5,033	3,559	-	8,592
Shareholder servicing fees - Class B	236	204	-	440
Compliance expense	5,475	5,475	(5,475)[1]	5,475
Other expenses	989	1,056	(1,023)[1]	1,022
Total expenses before reimbursement/waiver	315,112	334,088	(126,661)	522,539
Less reimbursement/waiver 2	(94,200)	(99,653)	126,661	(67,192)
Total expenses net of reimbursement/waiver	220,912	234,435	-	455,347
Net Investment Income (Loss)	154,585	(101,090)	-	53,495

Net Realized And Unrealized Gain (Loss) On Investments
Net realized loss on investments (including net realized gain
(loss) on foreign currency related transactions)
Unaffiliated issuers	(2,859,800)	(9,382,318)	-	(12,242,118)
Net change in unrealized appreciation (depreciation) on investments
(including a net unrealized appreciation (depreciation)
on foreign currency related transactions)	(2,007,818)	782,546	-	(1,225,272)
Net Realized And Unrealized Gain (Loss) On Investments	(4,867,618)	(8,599,772)	-	(13,467,390)
Net Decrease In Net Assets From Operations	$(4,713,033)	$(8,700,862)	-	$(13,413,895)

[1] Decrease due to the elimination of duplicative expenses realized by merging the funds. [2] See Note 3 for more information on the reimbursement/waiver.

Notes to Financial Statements (Unaudited)

1. Description of the Fund

The Small Cap Value Fund is a series of MEMBERS Mutual Funds.The MEMBERS Mutual Funds, a Delaware business trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, open-end, management investment company.

The Small Cap Value Fund offers three classes of shares: Class A, Class B and Class Y. Each class of shares represents an interest in the assets of the respective fund and has identical voting, dividend, liquidation and other rights, except that each class of shares bears its own distribution fees and servicing fees, if any, and its proportional share of fund level expenses, is subject to its own sales charges, if any, and has exclusive voting rights on matters pertaining to Rule 12b-1 of the 1940 Act as it relates to that class and other class-specific matters.

2. Basis of Combination

The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of the Small Cap Growth Fund by the Small Cap Value Fund as if such acquisition had taken place on the first business day after the period ended, as of May 1, 2009.

Under the terms of the Plan of Reorganization, the combination of the Small Cap Growth Fund and the Small Cap Value Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by an acquisition of the net assets of Small Cap Growth Fund in exchange for shares of the Small Cap Value Fund at net asset value. The Statement of Assets and Liabilities and the related statement of operations of the Small Cap Growth Fund and the Small Cap Value Fund have been combined as of and for the twelve months ended April 30, 2009. Following the acquisition the Small Cap Value Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States, the historical cost of investment securities will be carried forward to the surviving fund, the Small Cap Value Fund, and the result of operations for pre-combination periods of the Small Cap Value Fund will not be restated.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Small Cap Growth Fund and the Small Cap Value Fund included in their respective semi-annual reports dated April 30, 2009.

The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of the Small Cap Growth Fund by the Small Cap Value Fund had taken place as of May 1, 2009.

3.	Portfolio Valuation

The net asset value (“NAV”) for both Funds is calculated in exactly the same manner. Namely, it is calculated once, at the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern Time, each business day that the NYSE is open. The net asset value per share is computed by dividing the total net assets of each Fund by the total number of each Fund’s outstanding shares. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less are valued on an amortized cost basis, which approximates market value.

Equity securities and exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price). If no sale occurs, (a) equities traded on a U.S. exchange or on NASDAQ are valued at the mean between the closing bid and closing asked prices, and (b) equity securities traded on a foreign exchange are valued at the official bid price. Debt securities purchased with a remaining maturity of 61 days or more are valued by a pricing service selected by the Funds or on the basis of dealer-supplied quotations. Investments in shares of open-ended mutual funds, including money market funds, are valued at their daily NAV.

Over-the-counter securities not quoted or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the mean between the last bid and asked prices. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Exchange-traded options are valued at the last sale or bid price on the exchange where such option contract is principally traded. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. The Trust’s Valuation Committee estimates the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors are valued at the average of the closing bids obtained daily from at least one dealer.

The value of all assets and liabilities expressed in foreign currencies are converted into U.S. dollar values using the then-current exchange rate.

All other securities for which either quotations are not readily available, no other sales have occurred, or in MAM’s opinion, do not reflect the current market value, are appraised at their fair values as determined in good faith by the Valuation Committee and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or official closing prices. A Fund’s investments (or underlying fund) will be valued at fair value if, in the judgment of the Valuation Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Valuation Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Valuation Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Funds.

Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Amortization and accretion are recorded on the effective yield method.

Redemption Fees: The Small Cap Value Fund and the Small Cap Growth Fund will deduct a fee of 2% from redemption proceeds on Class A and Class B shares held 30 calendar days or less. Redemption fees are treated as additional paid-in capital to the fund from which the shares are redeemed and are designed to help offset any costs associated with short-term shareholder trading.

Fair Value Measurements: Each fund adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (‘’FAS 157’’), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 has established a three-tier hierarchy to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:
Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value during the period ended April 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation. As of April 30, 2009, all of the securities of the funds were deemed as a Level 1.

3. Advisory, Administration and Distribution Agreements

For its investment advisory services to the Funds, the Investment Adviser, MEMBERS Capital Advisors, Inc. (“MCA”) is entitled to receive a fee, which is computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each fund as follows: 1.00% for the Small Cap Value Fund; 1.00% for the Small Cap Growth Fund; and each fund’s management fee will be reduced by 0.05% on assets exceeding $500 million, and by another 0.05% on assets exceeding $1 billion.

For the period ended April 30, 2009, the Investment Adviser contractually agreed, until at least February 27, 2010, to reimburse all ordinary expenses, other than management, 12b-1, and service fees, of each fund in excess of the following percentages of the average daily net assets of the fund (excluding taxes, interest, brokerage commissions and extraordinary expenses incurred by each fund):

Fund	Expense Limit
Small Cap Value	0.25%
Small Cap Growth	0.25%

For the twelve-month ended April 30, 2009, the Investment Adviser reimbursed expenses of $94,200 for the Small Cap Value Fund and $99,653 for the Small Cap Growth Fund. Any reimbursements made by the Investment Adviser to a fund are subject to repayment by the fund, to the extent that the fund is able to make the repayment within its Expense Cap Agreement. Under the Expense Cap Agreement, such recoupments, measured on a fiscal year basis, must be made within three years from when the reimbursement or fee reduction occurred and cannot exceed the expense caps in place during the year in which the expenses were initially waived.

Subsequent Event – New Investment Adviser. Effective June 30, 2009, Madison Asset Management LLC “Madison” was named the Investment Adviser of the Funds. Upon its appointment, Madison entered into agreements that cap each fund’s “Management Fees” and “Other Expenses”. The expense cap will last for a period of no less than two years. Madison’s agreement is to maintain these fund expense levels at no more than the amount of such fees and expenses (as a percentage of assets) incurred by each fund for the fiscal year ended October 31, 2008.

Based on this new advisory agreement, the contractual waiver and the three-year recoupement of the previous adviser was terminated. The new agreements entered into by Madison have the same net effect on the financial statements in that the total expense ratios of both the Small Cap Growth Fund and Small Cap Value Fund are capped.

Mosaic Funds Distributor, LLC (“MFD”) serves as distributor of the Funds. The Trust adopted Distribution Plans (the “Plans”) with respect to the Trust’s Class A, B, and C shares pursuant to Rule 12b-1 under the 1940 Act.

Under the Plans, the Trust will pay service fees for Class A and Class B shares at an aggregate annual rate of 0.25% of each fund’s daily net assets attributable to the respective class of shares. The Trust will also pay distribution fees for Class B at an aggregate annual rate of 0.75% of each fund’s daily net assets attributable to their respective classes. The distribution fees are used to reimburse Mosaic Funds Distributor its distribution expenses with respect to Class B, including but not limited to: (1) initial and ongoing sales compensation to selling brokers and others engaged in the sale of fund shares, (2) marketing, promotional and overhead expenses incurred in connection with the distribution of fund shares, and (3) interest expenses on unreimbursed distribution expenses. The service fees are used to compensate selling brokers and others for providing personal and account maintenance services to shareholders.

4. Pro Forma Adjustments and Pro Forma Combined Columns

The unaudited pro forma adjustments and unaudited pro forma combined columns of the statement of operations reflect the adjustments necessary to show expenses at the rates which would have been in effect if the Small Cap Growth Fund was included in the Small Cap Value Fund for the twelve-months ended April 30, 2009. The unaudited pro forma statement of assets and liabilities and schedules of investments give effect to the proposed transfer of such assets as if the Reorganization had occurred May 1, 2009.

The unaudited pro forma combined schedules and financial statements are presented for informational purposes only and do not purport to be indicative of the financial condition that actually would have resulted if the reorganization had been consummated on May 1, 2009. These pro forma numbers have been estimated in good faith based on information regarding the Small Cap Growth Funds and the Small Cap Value Funds for the twelve months ended April 30, 2009. The unaudited pro forma combined schedules and financial statements reflect material changes to the expense structure going forward as if they had been in effect as of the period-ended April 30, 2009.

5.     Capital Shares

The pro forma net asset value per share assumes the issuance of shares of Small Cap Value Fund that would have been issued at April 30, 2009, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of the Small Cap Growth Fund, as of April 30, 2009, divided by the net asset value per share of the shares of the Small Cap Value Fund as of April 30, 2009. The pro forma number of shares outstanding, by class, for the combined fund consists of the following at May 1, 2009:

	Shares of Small	Additional Shares	Total Outstanding
	Cap Value Fund	Assumed Issued	Shares
Class of Shares	Pre-Combination	In Reorganization	Post-Combination

Class A	154,350	47,657	202,007
Class B	10,535	8,757	19,292
Class C	2,387,754	1,937,362	4,325,116

6.      Federal Income Taxes

Each fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the acquisition, the Small Cap Value Fund intends to continue to qualify as a regulated investment company, if such qualification is in the bets interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

The identified cost of investments for the funds is substantially the same for both financial accounting and Federal income tax purposes. The tax cost of investment will remain unchanged for the combined

7.     Costs of Reorganization

All direct fees and expenses, including legal and accounting expenses, portfolio transfer taxes (if any) or other similar expenses incurred in connection with the consummation by Acquired Fund and Acquiring Fund of the transactions contemplated by this Reorganization will be borne by Madison Investment Advisors, LLC and/or its affiliates, including the costs of liquidating such of Acquired Fund’s portfolio securities as Acquiring Fund shall indicate it does not wish to acquire before the Exchange Date; and provided that such Expenses will in any event be paid by the party directly incurring such Expenses if and to the extent that the payment by the other party of such Expenses would result in the disqualification of Acquiring Fund or Acquired Fund, as the case may be, as a “regulated investment company” within the meaning of Section 851 of the Code.

PART C

OTHER INFORMATION

ITEM 15. Indemnification

MEMBERS Mutual Funds (the “Registrant”) incorporates herein by reference the response to Item 25 of the Registration Statement filed with the Securities and Exchange Commission (the “SEC”) on August 10, 2009 with Post-Effective Amendment No. 26.

ITEM 16. Exhibits

1.

Amended and Restated Declaration of Trust of Registrant dated May 29, 2008 (incorporated by reference to Post-Effective Amendment (“PEA”) No. 25 to the Registration Statement on Form N-1A filed on February 20, 2009) .

2.	Not applicable.

3.	Not applicable.

4.	Agreement and Plan of Reorganization – filed herewith.

5.	Instruments Defining Rights of Security Holders are incorporated by reference to Exhibit 1, above.

6.

(a)     Amended and Restated Management Agreement between Registrant and Madison Asset Management, LLC (“MAM”) dated July 1, 2009 (incorporated by reference to PE A No. 26 to the Registration Statement on Form N-1A filed on August 10, 2009).

(b)	Investment Sub-Advisory Agreement between MAM and Wellington Management Company, LLP dated July 1, 2009 – filed herewith.

     (c)     Services Agreement between Registrant and MAM dated July 1, 2009 (incorporated by reference to PEA No. 26 to the Registration Statement on Form N-1A filed on August 10, 2009).

7.

(a)     Distribution Agreement between Registrant and Mosaic Funds Distributor, LLC dated July 1, 2009 (incorporated by reference to PEA No. 26 to the Registration Statement on Form N-1A filed on August 10, 2009).

     (b)     Form of Dealer Agreement (incorporated by reference to PEA No. 25 to the Registration Statement on Form N-1A filed on February 20, 2009).

8.	Not applicable.

9.

(a)     Custody Agreement between Registrant and State Street Bank and Trust Company (“SSB”) dated October 28, 1997 (incorporated by reference to P re-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed on November 12, 1997).

     (b)     Letter Agreement between Registrant and SSB dated January 18, 2000 (incorporated by reference to PEA No. 5 to the Registration Statement on Form N-1A filed on February 23, 2000).

(c)	Amendment No. 2 to Custodian Agreement between Registrant and SSB dated January 18, 2000 (incorporated by reference to PEA No. 7 to the Registration Statement on Form N-1A filed on February 23, 2001).

(d)	Amendment to Custody Agreement between Registrant and SSB dated March 14, 2001 (incorporated by reference to PEA No. 8 to the Registration Statement on Form N-1A filed on February 27, 2002).

10.	(a) Amended and Restated Service Plan for Class A Shares dated November 29, 2007 (incorporated by reference to PEA No. 23 to the Registration Statement on Form N-1A filed on December 26, 2007).

(b)

Amended and Restated Distribution and Service Plan for Class B Shares dated November 29, 2007 (incorporated by reference to PEA No. 23 to the Registration Statement on Form N-1A filed on December 26, 2007).

(c)	Rule 18f-3 Plan (incorporated by reference to PEA No. 26 to the Registration Statement on Form N-1A filed on August 10, 2009).

11.	Opinion and Consent of Counsel Regarding Legality of Shares to be Issued – filed herewith.

12.	Opinion of Counsel on Tax Matters – to be filed by Amendment .

13.	Other Material Contracts

(a)	Administration Agreement between Registrant and SSB dated October 30, 2000 (incorporated by reference to PEA No. 7 to the Registration Statement on Form N-1A filed on February 23, 2001).

(b)	Transfer Agency and Service Agreement between Registrant and SSB dated November 20, 2000 (incorporated by reference to PEA No. 8 to the Registration Statement on Form N-1A filed on February 27, 2002).

(c)

Amendment to Transfer Agency and Services Agreement between Registrant and SSB dated January 1, 2003 (incorporated by reference to PEA No. 9 to the Registration Statement on Form N-1A filed on February 24, 2003).

(d)

Amendment to Transfer Agency and Services Agreement between Registrant and SSB dated October 1, 2003 (incorporated by reference to PEA No. 22 to the Registration Statement on Form N-1A filed on November 5, 2007).

(e)	Investment Accounting Agreement between Registrant and SSB dated October 28, 2000 (incorporated by reference to PEA No. 6 to the Registration Statement on Form N-1A filed on December 15, 2000).

(f)

Second Amendment to Investment Accounting Agreement between Registrant and SSB dated November 5, 2004 (incorporated by reference to PEA No. 11 to the Registration Statement on Form N-1A filed on February 28, 2005).

14.	Consent of Deloitte & Touche LLP – filed herewith.

15.	Not applicable.

16.	Powers of Attorney of the Trustees of the Registrant (incorporated by reference to PEA No. 26 to the Registration Statement on Form N-1A filed on August 10, 2009).

17.

(a)     Prospectus of MEMBERS Mutual Funds dated February 28, 2009, as supplemented April 16, 2009, July 1, 2009 and September 30, 2009 (Prospectus is incorporated by reference to PEA No. 25 to the Registration Statement on Form N-1A filed on February 20, 2009; supplements are incorporated by reference to the Rule 497 filings made on each date listed).

     (b)     Statement of Additional Information (“SAI”) of MEMBERS Mutual Funds dated February 28, 2009, as supplemented July 1, 2009 and September 30, 2009 (SAI is incorporated by reference to PEA No. 25 to the Registration Statement on Form N-1A filed on February 20, 2009; supplements are incorporated by reference to the Rule 497 filings made on each date listed).

     (c)     Annual Report of MEMBERS Mutual Funds for the fiscal year ended October 31, 2008 (incorporated by reference to the Form N-CSR filed on December 29, 2008).

     (d)     Semi-Annual Report of MEMBERS Mutual Funds for the six month period ended April 30, 2009 (incorporated by reference to the Form N-CSR filed on June 29, 2009).

ITEM 17. Undertakings

1.

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”) , the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.

The undersigned Registrant agrees that every prospectus that is filed under paragraph 1 above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determinin g any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     3.     The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of an Internal Revenue Service ruling supporting the tax consequences of the proposed merger described in the Registrant’s Registration Statement within a reasonable time after receipt of such opinion or ruling.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Madison, and State of Wisconsin on the 30th day of September, 2009.

                                        MEMBERS MUTUAL FUNDS

                                        /s/ Katherine L. Frank

                                        By:     Katherine L. Frank
                                        Its:      President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the date(s) indicated.

Signatures	Title	Date

/s/Katherine L. Frank	President and Trustee (Principal	September 30, 2009
Katherine L. Frank	Executive Officer)

/s/Holly S. Baggot	Treasurer (Principal Financial	September 30, 2009
Holly S. Baggot	Officer)

*	Trustee	September 30, 2009
Philip E. Blake

*	Trustee	September 30, 2009
James R. Imhoff, Jr.

*	Trustee	September 30, 2009
Steven P. Riege

*	Trustee	September 30, 2009
Richard E. Struthers

*	Trustee	September 30, 2009
Lorence D. Wheeler

*By: /s/ W. Richard Mason

W. Richard Mason

*Pursuant to Power of Attorney (see Exhibit 16 to this Registration Statement).

INDEX TO EXHIBITS

Exhibit          Caption

4           Agreement and Plan of Reorganization

6(b)     Investment Sub-Advisory Agreement between MAM and Wellington Management Company, LLP dated July 1, 2009

11          Opinion and Consent of Counsel Regarding Legality of Shares to be Issued

14           Consent of Deloitte & Touche LLP